UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1796

Fidelity Destiny Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Advisor Diversified Stock Fund
Class A

December 31, 2009

1.811318.105

DESIN-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 11.2%
Automobiles - 0.5%
Toyota Motor Corp. sponsored ADR	100,000	$ 8,416,000
Hotels, Restaurants & Leisure - 0.7%
Brinker International, Inc.	300,000	4,476,000
DineEquity, Inc. (a)	100,000	2,429,000
McCormick & Schmick's Seafood Restaurants (a)(e)	750,000	5,220,000
		12,125,000
Household Durables - 1.7%
Furniture Brands International, Inc. (a)	750,000	4,095,000
Lennar Corp. Class A	250,000	3,192,500
Newell Rubbermaid, Inc.	1,200,000	18,012,000
Pulte Homes, Inc.	500,000	5,000,000
		30,299,500
Leisure Equipment & Products - 0.4%
Brunswick Corp.	550,000	6,990,500
Media - 2.6%
Comcast Corp. Class A	1,000,000	16,860,000
DIRECTV (a)	400,000	13,340,000
DISH Network Corp. Class A	500,000	10,385,000
Playboy Enterprises, Inc. Class B (non-vtg.) (a)(d)	1,326,627	4,245,206
		44,830,206
Multiline Retail - 1.1%
Macy's, Inc.	250,000	4,190,000
Target Corp.	300,000	14,511,000
		18,701,000
Specialty Retail - 3.7%
Best Buy Co., Inc.	525,000	20,716,500
Gamestop Corp. Class A (a)	750,000	16,455,000
Lowe's Companies, Inc.	875,000	20,466,250
Staples, Inc.	250,000	6,147,500
		63,785,250
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc. (a)	150,000	3,616,500
Liz Claiborne, Inc. (d)	825,000	4,644,750
		8,261,250
TOTAL CONSUMER DISCRETIONARY		193,408,706
CONSUMER STAPLES - 8.9%
Beverages - 0.5%
Anheuser-Busch InBev SA NV	90,000	4,689,441
Constellation Brands, Inc. Class A (sub. vtg.) (a)	200,000	3,186,000
		7,875,441
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	450,000	14,494,500
Wal-Mart Stores, Inc.	325,000	17,371,250
		31,865,750

	Shares	Value
Food Products - 1.9%
Archer Daniels Midland Co.	175,000	$ 5,479,250
Danone	100,000	6,131,757
Hain Celestial Group, Inc. (a)	425,000	7,229,250
Nestle SA (Reg.)	300,000	14,544,401
		33,384,658
Household Products - 2.8%
Energizer Holdings, Inc. (a)	75,000	4,596,000
Procter & Gamble Co.	725,000	43,956,750
		48,552,750
Tobacco - 1.9%
Altria Group, Inc.	900,000	17,667,000
British American Tobacco PLC sponsored ADR	225,000	14,548,500
		32,215,500
TOTAL CONSUMER STAPLES		153,894,099
ENERGY - 9.5%
Energy Equipment & Services - 2.0%
Helix Energy Solutions Group, Inc. (a)	275,000	3,231,250
Noble Corp.	100,000	4,070,000
North American Energy Partners, Inc. (a)	925,000	6,715,501
Patterson-UTI Energy, Inc.	500,000	7,675,000
Smith International, Inc.	225,000	6,113,250
Weatherford International Ltd. (a)	425,000	7,611,750
		35,416,751
Oil, Gas & Consumable Fuels - 7.5%
Chevron Corp.	550,000	42,344,500
Exxon Mobil Corp.	525,000	35,799,750
Marathon Oil Corp.	500,000	15,610,000
Occidental Petroleum Corp.	200,000	16,270,000
Petrobank Energy & Resources Ltd. (a)	60,000	2,924,475
Plains Exploration & Production Co. (a)	175,000	4,840,500
Total SA sponsored ADR	125,000	8,005,000
Ultra Petroleum Corp. (a)	75,000	3,739,500
		129,533,725
TOTAL ENERGY		164,950,476
FINANCIALS - 17.6%
Capital Markets - 2.5%
Bank of New York Mellon Corp.	300,000	8,391,000
Goldman Sachs Group, Inc.	85,000	14,351,400
Morgan Stanley	400,000	11,840,000
Northern Trust Corp.	150,000	7,860,000
		42,442,400
Commercial Banks - 5.4%
Alliance Financial Corp.	100,000	2,715,000
Harleysville National Corp., Pennsylvania	500,000	3,220,000
M&T Bank Corp. (d)	50,000	3,344,500
PNC Financial Services Group, Inc.	200,000	10,558,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Regions Financial Corp.	1,250,000	$ 6,612,500
Wells Fargo & Co.	2,500,000	67,475,001
		93,925,001
Diversified Financial Services - 5.5%
Bank of America Corp.	2,250,000	33,885,000
JPMorgan Chase & Co.	1,000,000	41,670,000
KKR Financial Holdings LLC	2,750,000	15,950,000
Moody's Corp.	150,000	4,020,000
		95,525,000
Insurance - 2.0%
ACE Ltd.	75,000	3,780,000
AFLAC, Inc.	50,000	2,312,500
Allstate Corp.	200,000	6,008,000
Genworth Financial, Inc. Class A (a)	175,000	1,986,250
Hartford Financial Services Group, Inc.	200,000	4,652,000
RenaissanceRe Holdings Ltd.	150,000	7,972,500
The Chubb Corp.	175,000	8,606,500
		35,317,750
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	325,000	4,410,250
Thrifts & Mortgage Finance - 1.9%
First Niagara Financial Group, Inc.	200,000	2,782,000
MGIC Investment Corp. (a)(d)	1,700,000	9,826,000
Radian Group, Inc. (d)	2,812,600	20,560,106
		33,168,106
TOTAL FINANCIALS		304,788,507
HEALTH CARE - 15.5%
Biotechnology - 1.2%
Alnylam Pharmaceuticals, Inc. (a)(d)	144,700	2,549,614
Amgen, Inc. (a)	275,000	15,556,750
Amylin Pharmaceuticals, Inc. (a)	175,000	2,483,250
Geron Corp. (a)(d)	50,000	277,500
		20,867,114
Health Care Equipment & Supplies - 2.4%
Baxter International, Inc.	200,000	11,736,000
Edwards Lifesciences Corp. (a)	65,000	5,645,250
Medtronic, Inc.	275,000	12,094,500
Mindray Medical International Ltd. sponsored ADR (d)	100,000	3,392,000
St. Jude Medical, Inc. (a)	150,000	5,517,000
Varian Medical Systems, Inc. (a)	75,000	3,513,750
		41,898,500
Health Care Providers & Services - 2.8%
DaVita, Inc. (a)	100,000	5,874,000
Express Scripts, Inc. (a)	125,000	10,806,250
Humana, Inc. (a)	125,000	5,486,250
LCA-Vision, Inc. (a)	860,000	4,403,200

	Shares	Value
UnitedHealth Group, Inc.	475,000	$ 14,478,000
WellPoint, Inc. (a)	125,000	7,286,250
		48,333,950
Pharmaceuticals - 9.1%
Abbott Laboratories	400,000	21,596,000
Johnson & Johnson	700,000	45,087,000
Merck & Co., Inc.	1,000,000	36,540,000
Pfizer, Inc.	3,000,000	54,570,000
		157,793,000
TOTAL HEALTH CARE		268,892,564
INDUSTRIALS - 7.6%
Aerospace & Defense - 2.6%
Lockheed Martin Corp.	60,000	4,521,000
Precision Castparts Corp.	125,000	13,793,750
Raytheon Co.	175,000	9,016,000
The Boeing Co.	325,000	17,592,250
		44,923,000
Airlines - 0.3%
Delta Air Lines, Inc. (a)	450,000	5,121,000
Building Products - 0.3%
Lennox International, Inc.	150,000	5,856,000
Commercial Services & Supplies - 0.5%
Ritchie Brothers Auctioneers, Inc. (d)	225,000	5,046,750
Standard Parking Corp. (a)	250,000	3,970,000
		9,016,750
Construction & Engineering - 0.7%
Fluor Corp.	75,000	3,378,000
Quanta Services, Inc. (a)	400,000	8,336,000
		11,714,000
Electrical Equipment - 0.4%
JA Solar Holdings Co. Ltd. ADR (a)(d)	700,000	3,990,000
SMA Solar Technology AG	15,000	2,002,520
		5,992,520
Machinery - 1.1%
Briggs & Stratton Corp.	100,000	1,871,000
Ingersoll-Rand Co. Ltd.	425,000	15,189,500
Trinity Industries, Inc.	150,000	2,616,000
		19,676,500
Road & Rail - 1.2%
CSX Corp.	275,000	13,334,750
Union Pacific Corp.	125,000	7,987,500
		21,322,250
Trading Companies & Distributors - 0.5%
Beacon Roofing Supply, Inc. (a)	500,000	8,000,000
TOTAL INDUSTRIALS		131,622,020
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 22.3%
Communications Equipment - 3.5%
Cisco Systems, Inc. (a)	2,000,000	$ 47,880,000
Juniper Networks, Inc. (a)	450,000	12,001,500
		59,881,500
Computers & Peripherals - 4.8%
Apple, Inc. (a)	205,000	43,226,300
Hewlett-Packard Co.	475,000	24,467,250
International Business Machines Corp.	125,000	16,362,500
		84,056,050
Electronic Equipment & Components - 3.0%
Acacia Research Corp. - Acacia Technologies (a)	1,125,000	10,248,750
Coretronic Corp.	2,250,000	3,263,520
Corning, Inc.	1,850,000	35,723,500
Everlight Electronics Co. Ltd.	500,000	1,875,586
Maxwell Technologies, Inc. (a)(d)	50,000	892,000
		52,003,356
Internet Software & Services - 1.4%
eBay, Inc. (a)	400,000	9,416,000
Google, Inc. Class A (a)	25,000	15,499,500
		24,915,500
IT Services - 2.5%
Cognizant Technology Solutions Corp. Class A (a)	200,000	9,060,000
MasterCard, Inc. Class A	75,000	19,198,500
Paychex, Inc.	500,000	15,320,000
		43,578,500
Semiconductors & Semiconductor Equipment - 4.8%
ARM Holdings PLC sponsored ADR	500,000	4,280,000
Lam Research Corp. (a)	100,000	3,921,000
MEMC Electronic Materials, Inc. (a)	2,967,100	40,411,902
National Semiconductor Corp.	1,250,020	19,200,307
Radiant Opto-Electronics Corp.	1,545,000	2,248,195
Siliconware Precision Industries Co. Ltd. sponsored ADR	650,000	4,556,500
Taiwan Semiconductor Manufacturing Co. Ltd.	3,999,749	8,064,514
		82,682,418
Software - 2.3%
Autonomy Corp. PLC (a)	600,000	14,652,016
Citrix Systems, Inc. (a)	175,000	7,281,750
Nice Systems Ltd. sponsored ADR (a)	175,000	5,432,000
Nuance Communications, Inc. (a)	175,000	2,719,500
Salesforce.com, Inc. (a)	125,000	9,221,250
		39,306,516
TOTAL INFORMATION TECHNOLOGY		386,423,840

	Shares	Value
MATERIALS - 1.2%
Chemicals - 0.8%
Dow Chemical Co.	250,000	$ 6,907,500
The Mosaic Co.	100,000	5,973,000
		12,880,500
Metals & Mining - 0.4%
Nucor Corp.	150,000	6,997,500
TOTAL MATERIALS		19,878,000
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 3.4%
Global Crossing Ltd. (a)	600,000	8,550,000
Verizon Communications, Inc.	1,525,000	50,523,250
		59,073,250
Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp. (a)	2,500,000	9,150,000
TOTAL TELECOMMUNICATION SERVICES		68,223,250
UTILITIES - 1.9%
Electric Utilities - 1.1%
Entergy Corp.	225,000	18,414,000
Independent Power Producers & Energy Traders - 0.8%
AES Corp.	650,000	8,651,500
NRG Energy, Inc. (a)	250,000	5,902,500
		14,554,000
TOTAL UTILITIES		32,968,000
TOTAL COMMON STOCKS (Cost $1,717,986,108)		1,725,049,462
Convertible Bonds - 0.0%
	Principal Amount
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp. 7.75% 6/1/15 (c) (Cost $118,855)	$ 2,950,000	0
Money Market Funds - 2.2%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (f)	7,730,734	$ 7,730,734
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(f)	30,514,350	30,514,350
TOTAL MONEY MARKET FUNDS (Cost $38,245,084)		38,245,084
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $1,756,350,047)	1,763,294,546
NET OTHER ASSETS - (1.9)%	(32,842,805)
NET ASSETS - 100%	$ 1,730,451,741
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,166
Fidelity Securities Lending Cash Central Fund	103,069
Total	$ 105,235
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
McCormick & Schmick's Seafood Restaurants	$ 4,917,944	$ 646,620	$ -	$ -	$ 5,220,000
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 193,408,706	$ 193,408,706	$ -	$ -
Consumer Staples	153,894,099	153,894,099	-	-
Energy	164,950,476	164,950,476	-	-
Financials	304,788,507	304,788,507	-	-
Health Care	268,892,564	268,892,564	-	-
Industrials	131,622,020	131,622,020	-	-
Information Technology	386,423,840	386,423,840	-	-
Materials	19,878,000	19,878,000	-	-
Telecommunication Services	68,223,250	68,223,250	-	-
Utilities	32,968,000	32,968,000	-	-
Corporate Bonds	-	-	-	-
Money Market Funds	38,245,084	38,245,084	-	-
Total Investments in Securities	$ 1,763,294,546	$ 1,763,294,546	$ -	$ -
Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $1,779,207,833. Net unrealized depreciation aggregated $15,913,287, of which $202,012,753 related to appreciated investment securities and $217,926,040 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Diversified Stock Fund
Class O

December 31, 2009

1.811319.105

DESIO-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 11.2%
Automobiles - 0.5%
Toyota Motor Corp. sponsored ADR	100,000	$ 8,416,000
Hotels, Restaurants & Leisure - 0.7%
Brinker International, Inc.	300,000	4,476,000
DineEquity, Inc. (a)	100,000	2,429,000
McCormick & Schmick's Seafood Restaurants (a)(e)	750,000	5,220,000
		12,125,000
Household Durables - 1.7%
Furniture Brands International, Inc. (a)	750,000	4,095,000
Lennar Corp. Class A	250,000	3,192,500
Newell Rubbermaid, Inc.	1,200,000	18,012,000
Pulte Homes, Inc.	500,000	5,000,000
		30,299,500
Leisure Equipment & Products - 0.4%
Brunswick Corp.	550,000	6,990,500
Media - 2.6%
Comcast Corp. Class A	1,000,000	16,860,000
DIRECTV (a)	400,000	13,340,000
DISH Network Corp. Class A	500,000	10,385,000
Playboy Enterprises, Inc. Class B (non-vtg.) (a)(d)	1,326,627	4,245,206
		44,830,206
Multiline Retail - 1.1%
Macy's, Inc.	250,000	4,190,000
Target Corp.	300,000	14,511,000
		18,701,000
Specialty Retail - 3.7%
Best Buy Co., Inc.	525,000	20,716,500
Gamestop Corp. Class A (a)	750,000	16,455,000
Lowe's Companies, Inc.	875,000	20,466,250
Staples, Inc.	250,000	6,147,500
		63,785,250
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc. (a)	150,000	3,616,500
Liz Claiborne, Inc. (d)	825,000	4,644,750
		8,261,250
TOTAL CONSUMER DISCRETIONARY		193,408,706
CONSUMER STAPLES - 8.9%
Beverages - 0.5%
Anheuser-Busch InBev SA NV	90,000	4,689,441
Constellation Brands, Inc. Class A (sub. vtg.) (a)	200,000	3,186,000
		7,875,441
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	450,000	14,494,500
Wal-Mart Stores, Inc.	325,000	17,371,250
		31,865,750

	Shares	Value
Food Products - 1.9%
Archer Daniels Midland Co.	175,000	$ 5,479,250
Danone	100,000	6,131,757
Hain Celestial Group, Inc. (a)	425,000	7,229,250
Nestle SA (Reg.)	300,000	14,544,401
		33,384,658
Household Products - 2.8%
Energizer Holdings, Inc. (a)	75,000	4,596,000
Procter & Gamble Co.	725,000	43,956,750
		48,552,750
Tobacco - 1.9%
Altria Group, Inc.	900,000	17,667,000
British American Tobacco PLC sponsored ADR	225,000	14,548,500
		32,215,500
TOTAL CONSUMER STAPLES		153,894,099
ENERGY - 9.5%
Energy Equipment & Services - 2.0%
Helix Energy Solutions Group, Inc. (a)	275,000	3,231,250
Noble Corp.	100,000	4,070,000
North American Energy Partners, Inc. (a)	925,000	6,715,501
Patterson-UTI Energy, Inc.	500,000	7,675,000
Smith International, Inc.	225,000	6,113,250
Weatherford International Ltd. (a)	425,000	7,611,750
		35,416,751
Oil, Gas & Consumable Fuels - 7.5%
Chevron Corp.	550,000	42,344,500
Exxon Mobil Corp.	525,000	35,799,750
Marathon Oil Corp.	500,000	15,610,000
Occidental Petroleum Corp.	200,000	16,270,000
Petrobank Energy & Resources Ltd. (a)	60,000	2,924,475
Plains Exploration & Production Co. (a)	175,000	4,840,500
Total SA sponsored ADR	125,000	8,005,000
Ultra Petroleum Corp. (a)	75,000	3,739,500
		129,533,725
TOTAL ENERGY		164,950,476
FINANCIALS - 17.6%
Capital Markets - 2.5%
Bank of New York Mellon Corp.	300,000	8,391,000
Goldman Sachs Group, Inc.	85,000	14,351,400
Morgan Stanley	400,000	11,840,000
Northern Trust Corp.	150,000	7,860,000
		42,442,400
Commercial Banks - 5.4%
Alliance Financial Corp.	100,000	2,715,000
Harleysville National Corp., Pennsylvania	500,000	3,220,000
M&T Bank Corp. (d)	50,000	3,344,500
PNC Financial Services Group, Inc.	200,000	10,558,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Regions Financial Corp.	1,250,000	$ 6,612,500
Wells Fargo & Co.	2,500,000	67,475,001
		93,925,001
Diversified Financial Services - 5.5%
Bank of America Corp.	2,250,000	33,885,000
JPMorgan Chase & Co.	1,000,000	41,670,000
KKR Financial Holdings LLC	2,750,000	15,950,000
Moody's Corp.	150,000	4,020,000
		95,525,000
Insurance - 2.0%
ACE Ltd.	75,000	3,780,000
AFLAC, Inc.	50,000	2,312,500
Allstate Corp.	200,000	6,008,000
Genworth Financial, Inc. Class A (a)	175,000	1,986,250
Hartford Financial Services Group, Inc.	200,000	4,652,000
RenaissanceRe Holdings Ltd.	150,000	7,972,500
The Chubb Corp.	175,000	8,606,500
		35,317,750
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	325,000	4,410,250
Thrifts & Mortgage Finance - 1.9%
First Niagara Financial Group, Inc.	200,000	2,782,000
MGIC Investment Corp. (a)(d)	1,700,000	9,826,000
Radian Group, Inc. (d)	2,812,600	20,560,106
		33,168,106
TOTAL FINANCIALS		304,788,507
HEALTH CARE - 15.5%
Biotechnology - 1.2%
Alnylam Pharmaceuticals, Inc. (a)(d)	144,700	2,549,614
Amgen, Inc. (a)	275,000	15,556,750
Amylin Pharmaceuticals, Inc. (a)	175,000	2,483,250
Geron Corp. (a)(d)	50,000	277,500
		20,867,114
Health Care Equipment & Supplies - 2.4%
Baxter International, Inc.	200,000	11,736,000
Edwards Lifesciences Corp. (a)	65,000	5,645,250
Medtronic, Inc.	275,000	12,094,500
Mindray Medical International Ltd. sponsored ADR (d)	100,000	3,392,000
St. Jude Medical, Inc. (a)	150,000	5,517,000
Varian Medical Systems, Inc. (a)	75,000	3,513,750
		41,898,500
Health Care Providers & Services - 2.8%
DaVita, Inc. (a)	100,000	5,874,000
Express Scripts, Inc. (a)	125,000	10,806,250
Humana, Inc. (a)	125,000	5,486,250
LCA-Vision, Inc. (a)	860,000	4,403,200

	Shares	Value
UnitedHealth Group, Inc.	475,000	$ 14,478,000
WellPoint, Inc. (a)	125,000	7,286,250
		48,333,950
Pharmaceuticals - 9.1%
Abbott Laboratories	400,000	21,596,000
Johnson & Johnson	700,000	45,087,000
Merck & Co., Inc.	1,000,000	36,540,000
Pfizer, Inc.	3,000,000	54,570,000
		157,793,000
TOTAL HEALTH CARE		268,892,564
INDUSTRIALS - 7.6%
Aerospace & Defense - 2.6%
Lockheed Martin Corp.	60,000	4,521,000
Precision Castparts Corp.	125,000	13,793,750
Raytheon Co.	175,000	9,016,000
The Boeing Co.	325,000	17,592,250
		44,923,000
Airlines - 0.3%
Delta Air Lines, Inc. (a)	450,000	5,121,000
Building Products - 0.3%
Lennox International, Inc.	150,000	5,856,000
Commercial Services & Supplies - 0.5%
Ritchie Brothers Auctioneers, Inc. (d)	225,000	5,046,750
Standard Parking Corp. (a)	250,000	3,970,000
		9,016,750
Construction & Engineering - 0.7%
Fluor Corp.	75,000	3,378,000
Quanta Services, Inc. (a)	400,000	8,336,000
		11,714,000
Electrical Equipment - 0.4%
JA Solar Holdings Co. Ltd. ADR (a)(d)	700,000	3,990,000
SMA Solar Technology AG	15,000	2,002,520
		5,992,520
Machinery - 1.1%
Briggs & Stratton Corp.	100,000	1,871,000
Ingersoll-Rand Co. Ltd.	425,000	15,189,500
Trinity Industries, Inc.	150,000	2,616,000
		19,676,500
Road & Rail - 1.2%
CSX Corp.	275,000	13,334,750
Union Pacific Corp.	125,000	7,987,500
		21,322,250
Trading Companies & Distributors - 0.5%
Beacon Roofing Supply, Inc. (a)	500,000	8,000,000
TOTAL INDUSTRIALS		131,622,020
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 22.3%
Communications Equipment - 3.5%
Cisco Systems, Inc. (a)	2,000,000	$ 47,880,000
Juniper Networks, Inc. (a)	450,000	12,001,500
		59,881,500
Computers & Peripherals - 4.8%
Apple, Inc. (a)	205,000	43,226,300
Hewlett-Packard Co.	475,000	24,467,250
International Business Machines Corp.	125,000	16,362,500
		84,056,050
Electronic Equipment & Components - 3.0%
Acacia Research Corp. - Acacia Technologies (a)	1,125,000	10,248,750
Coretronic Corp.	2,250,000	3,263,520
Corning, Inc.	1,850,000	35,723,500
Everlight Electronics Co. Ltd.	500,000	1,875,586
Maxwell Technologies, Inc. (a)(d)	50,000	892,000
		52,003,356
Internet Software & Services - 1.4%
eBay, Inc. (a)	400,000	9,416,000
Google, Inc. Class A (a)	25,000	15,499,500
		24,915,500
IT Services - 2.5%
Cognizant Technology Solutions Corp. Class A (a)	200,000	9,060,000
MasterCard, Inc. Class A	75,000	19,198,500
Paychex, Inc.	500,000	15,320,000
		43,578,500
Semiconductors & Semiconductor Equipment - 4.8%
ARM Holdings PLC sponsored ADR	500,000	4,280,000
Lam Research Corp. (a)	100,000	3,921,000
MEMC Electronic Materials, Inc. (a)	2,967,100	40,411,902
National Semiconductor Corp.	1,250,020	19,200,307
Radiant Opto-Electronics Corp.	1,545,000	2,248,195
Siliconware Precision Industries Co. Ltd. sponsored ADR	650,000	4,556,500
Taiwan Semiconductor Manufacturing Co. Ltd.	3,999,749	8,064,514
		82,682,418
Software - 2.3%
Autonomy Corp. PLC (a)	600,000	14,652,016
Citrix Systems, Inc. (a)	175,000	7,281,750
Nice Systems Ltd. sponsored ADR (a)	175,000	5,432,000
Nuance Communications, Inc. (a)	175,000	2,719,500
Salesforce.com, Inc. (a)	125,000	9,221,250
		39,306,516
TOTAL INFORMATION TECHNOLOGY		386,423,840

	Shares	Value
MATERIALS - 1.2%
Chemicals - 0.8%
Dow Chemical Co.	250,000	$ 6,907,500
The Mosaic Co.	100,000	5,973,000
		12,880,500
Metals & Mining - 0.4%
Nucor Corp.	150,000	6,997,500
TOTAL MATERIALS		19,878,000
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 3.4%
Global Crossing Ltd. (a)	600,000	8,550,000
Verizon Communications, Inc.	1,525,000	50,523,250
		59,073,250
Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp. (a)	2,500,000	9,150,000
TOTAL TELECOMMUNICATION SERVICES		68,223,250
UTILITIES - 1.9%
Electric Utilities - 1.1%
Entergy Corp.	225,000	18,414,000
Independent Power Producers & Energy Traders - 0.8%
AES Corp.	650,000	8,651,500
NRG Energy, Inc. (a)	250,000	5,902,500
		14,554,000
TOTAL UTILITIES		32,968,000
TOTAL COMMON STOCKS (Cost $1,717,986,108)		1,725,049,462
Convertible Bonds - 0.0%
	Principal Amount
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp. 7.75% 6/1/15 (c) (Cost $118,855)	$ 2,950,000	0
Money Market Funds - 2.2%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (f)	7,730,734	$ 7,730,734
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(f)	30,514,350	30,514,350
TOTAL MONEY MARKET FUNDS (Cost $38,245,084)		38,245,084
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $1,756,350,047)	1,763,294,546
NET OTHER ASSETS - (1.9)%	(32,842,805)
NET ASSETS - 100%	$ 1,730,451,741
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,166
Fidelity Securities Lending Cash Central Fund	103,069
Total	$ 105,235
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
McCormick & Schmick's Seafood Restaurants	$ 4,917,944	$ 646,620	$ -	$ -	$ 5,220,000
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 193,408,706	$ 193,408,706	$ -	$ -
Consumer Staples	153,894,099	153,894,099	-	-
Energy	164,950,476	164,950,476	-	-
Financials	304,788,507	304,788,507	-	-
Health Care	268,892,564	268,892,564	-	-
Industrials	131,622,020	131,622,020	-	-
Information Technology	386,423,840	386,423,840	-	-
Materials	19,878,000	19,878,000	-	-
Telecommunication Services	68,223,250	68,223,250	-	-
Utilities	32,968,000	32,968,000	-	-
Corporate Bonds	-	-	-	-
Money Market Funds	38,245,084	38,245,084	-	-
Total Investments in Securities	$ 1,763,294,546	$ 1,763,294,546	$ -	$ -
Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $1,779,207,833. Net unrealized depreciation aggregated $15,913,287, of which $202,012,753 related to appreciated investment securities and $217,926,040 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Diversified Stock Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2009

1.827901.104

ADESI-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 11.2%
Automobiles - 0.5%
Toyota Motor Corp. sponsored ADR	100,000	$ 8,416,000
Hotels, Restaurants & Leisure - 0.7%
Brinker International, Inc.	300,000	4,476,000
DineEquity, Inc. (a)	100,000	2,429,000
McCormick & Schmick's Seafood Restaurants (a)(e)	750,000	5,220,000
		12,125,000
Household Durables - 1.7%
Furniture Brands International, Inc. (a)	750,000	4,095,000
Lennar Corp. Class A	250,000	3,192,500
Newell Rubbermaid, Inc.	1,200,000	18,012,000
Pulte Homes, Inc.	500,000	5,000,000
		30,299,500
Leisure Equipment & Products - 0.4%
Brunswick Corp.	550,000	6,990,500
Media - 2.6%
Comcast Corp. Class A	1,000,000	16,860,000
DIRECTV (a)	400,000	13,340,000
DISH Network Corp. Class A	500,000	10,385,000
Playboy Enterprises, Inc. Class B (non-vtg.) (a)(d)	1,326,627	4,245,206
		44,830,206
Multiline Retail - 1.1%
Macy's, Inc.	250,000	4,190,000
Target Corp.	300,000	14,511,000
		18,701,000
Specialty Retail - 3.7%
Best Buy Co., Inc.	525,000	20,716,500
Gamestop Corp. Class A (a)	750,000	16,455,000
Lowe's Companies, Inc.	875,000	20,466,250
Staples, Inc.	250,000	6,147,500
		63,785,250
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc. (a)	150,000	3,616,500
Liz Claiborne, Inc. (d)	825,000	4,644,750
		8,261,250
TOTAL CONSUMER DISCRETIONARY		193,408,706
CONSUMER STAPLES - 8.9%
Beverages - 0.5%
Anheuser-Busch InBev SA NV	90,000	4,689,441
Constellation Brands, Inc. Class A (sub. vtg.) (a)	200,000	3,186,000
		7,875,441
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	450,000	14,494,500
Wal-Mart Stores, Inc.	325,000	17,371,250
		31,865,750

	Shares	Value
Food Products - 1.9%
Archer Daniels Midland Co.	175,000	$ 5,479,250
Danone	100,000	6,131,757
Hain Celestial Group, Inc. (a)	425,000	7,229,250
Nestle SA (Reg.)	300,000	14,544,401
		33,384,658
Household Products - 2.8%
Energizer Holdings, Inc. (a)	75,000	4,596,000
Procter & Gamble Co.	725,000	43,956,750
		48,552,750
Tobacco - 1.9%
Altria Group, Inc.	900,000	17,667,000
British American Tobacco PLC sponsored ADR	225,000	14,548,500
		32,215,500
TOTAL CONSUMER STAPLES		153,894,099
ENERGY - 9.5%
Energy Equipment & Services - 2.0%
Helix Energy Solutions Group, Inc. (a)	275,000	3,231,250
Noble Corp.	100,000	4,070,000
North American Energy Partners, Inc. (a)	925,000	6,715,501
Patterson-UTI Energy, Inc.	500,000	7,675,000
Smith International, Inc.	225,000	6,113,250
Weatherford International Ltd. (a)	425,000	7,611,750
		35,416,751
Oil, Gas & Consumable Fuels - 7.5%
Chevron Corp.	550,000	42,344,500
Exxon Mobil Corp.	525,000	35,799,750
Marathon Oil Corp.	500,000	15,610,000
Occidental Petroleum Corp.	200,000	16,270,000
Petrobank Energy & Resources Ltd. (a)	60,000	2,924,475
Plains Exploration & Production Co. (a)	175,000	4,840,500
Total SA sponsored ADR	125,000	8,005,000
Ultra Petroleum Corp. (a)	75,000	3,739,500
		129,533,725
TOTAL ENERGY		164,950,476
FINANCIALS - 17.6%
Capital Markets - 2.5%
Bank of New York Mellon Corp.	300,000	8,391,000
Goldman Sachs Group, Inc.	85,000	14,351,400
Morgan Stanley	400,000	11,840,000
Northern Trust Corp.	150,000	7,860,000
		42,442,400
Commercial Banks - 5.4%
Alliance Financial Corp.	100,000	2,715,000
Harleysville National Corp., Pennsylvania	500,000	3,220,000
M&T Bank Corp. (d)	50,000	3,344,500
PNC Financial Services Group, Inc.	200,000	10,558,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Regions Financial Corp.	1,250,000	$ 6,612,500
Wells Fargo & Co.	2,500,000	67,475,001
		93,925,001
Diversified Financial Services - 5.5%
Bank of America Corp.	2,250,000	33,885,000
JPMorgan Chase & Co.	1,000,000	41,670,000
KKR Financial Holdings LLC	2,750,000	15,950,000
Moody's Corp.	150,000	4,020,000
		95,525,000
Insurance - 2.0%
ACE Ltd.	75,000	3,780,000
AFLAC, Inc.	50,000	2,312,500
Allstate Corp.	200,000	6,008,000
Genworth Financial, Inc. Class A (a)	175,000	1,986,250
Hartford Financial Services Group, Inc.	200,000	4,652,000
RenaissanceRe Holdings Ltd.	150,000	7,972,500
The Chubb Corp.	175,000	8,606,500
		35,317,750
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	325,000	4,410,250
Thrifts & Mortgage Finance - 1.9%
First Niagara Financial Group, Inc.	200,000	2,782,000
MGIC Investment Corp. (a)(d)	1,700,000	9,826,000
Radian Group, Inc. (d)	2,812,600	20,560,106
		33,168,106
TOTAL FINANCIALS		304,788,507
HEALTH CARE - 15.5%
Biotechnology - 1.2%
Alnylam Pharmaceuticals, Inc. (a)(d)	144,700	2,549,614
Amgen, Inc. (a)	275,000	15,556,750
Amylin Pharmaceuticals, Inc. (a)	175,000	2,483,250
Geron Corp. (a)(d)	50,000	277,500
		20,867,114
Health Care Equipment & Supplies - 2.4%
Baxter International, Inc.	200,000	11,736,000
Edwards Lifesciences Corp. (a)	65,000	5,645,250
Medtronic, Inc.	275,000	12,094,500
Mindray Medical International Ltd. sponsored ADR (d)	100,000	3,392,000
St. Jude Medical, Inc. (a)	150,000	5,517,000
Varian Medical Systems, Inc. (a)	75,000	3,513,750
		41,898,500
Health Care Providers & Services - 2.8%
DaVita, Inc. (a)	100,000	5,874,000
Express Scripts, Inc. (a)	125,000	10,806,250
Humana, Inc. (a)	125,000	5,486,250
LCA-Vision, Inc. (a)	860,000	4,403,200

	Shares	Value
UnitedHealth Group, Inc.	475,000	$ 14,478,000
WellPoint, Inc. (a)	125,000	7,286,250
		48,333,950
Pharmaceuticals - 9.1%
Abbott Laboratories	400,000	21,596,000
Johnson & Johnson	700,000	45,087,000
Merck & Co., Inc.	1,000,000	36,540,000
Pfizer, Inc.	3,000,000	54,570,000
		157,793,000
TOTAL HEALTH CARE		268,892,564
INDUSTRIALS - 7.6%
Aerospace & Defense - 2.6%
Lockheed Martin Corp.	60,000	4,521,000
Precision Castparts Corp.	125,000	13,793,750
Raytheon Co.	175,000	9,016,000
The Boeing Co.	325,000	17,592,250
		44,923,000
Airlines - 0.3%
Delta Air Lines, Inc. (a)	450,000	5,121,000
Building Products - 0.3%
Lennox International, Inc.	150,000	5,856,000
Commercial Services & Supplies - 0.5%
Ritchie Brothers Auctioneers, Inc. (d)	225,000	5,046,750
Standard Parking Corp. (a)	250,000	3,970,000
		9,016,750
Construction & Engineering - 0.7%
Fluor Corp.	75,000	3,378,000
Quanta Services, Inc. (a)	400,000	8,336,000
		11,714,000
Electrical Equipment - 0.4%
JA Solar Holdings Co. Ltd. ADR (a)(d)	700,000	3,990,000
SMA Solar Technology AG	15,000	2,002,520
		5,992,520
Machinery - 1.1%
Briggs & Stratton Corp.	100,000	1,871,000
Ingersoll-Rand Co. Ltd.	425,000	15,189,500
Trinity Industries, Inc.	150,000	2,616,000
		19,676,500
Road & Rail - 1.2%
CSX Corp.	275,000	13,334,750
Union Pacific Corp.	125,000	7,987,500
		21,322,250
Trading Companies & Distributors - 0.5%
Beacon Roofing Supply, Inc. (a)	500,000	8,000,000
TOTAL INDUSTRIALS		131,622,020
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 22.3%
Communications Equipment - 3.5%
Cisco Systems, Inc. (a)	2,000,000	$ 47,880,000
Juniper Networks, Inc. (a)	450,000	12,001,500
		59,881,500
Computers & Peripherals - 4.8%
Apple, Inc. (a)	205,000	43,226,300
Hewlett-Packard Co.	475,000	24,467,250
International Business Machines Corp.	125,000	16,362,500
		84,056,050
Electronic Equipment & Components - 3.0%
Acacia Research Corp. - Acacia Technologies (a)	1,125,000	10,248,750
Coretronic Corp.	2,250,000	3,263,520
Corning, Inc.	1,850,000	35,723,500
Everlight Electronics Co. Ltd.	500,000	1,875,586
Maxwell Technologies, Inc. (a)(d)	50,000	892,000
		52,003,356
Internet Software & Services - 1.4%
eBay, Inc. (a)	400,000	9,416,000
Google, Inc. Class A (a)	25,000	15,499,500
		24,915,500
IT Services - 2.5%
Cognizant Technology Solutions Corp. Class A (a)	200,000	9,060,000
MasterCard, Inc. Class A	75,000	19,198,500
Paychex, Inc.	500,000	15,320,000
		43,578,500
Semiconductors & Semiconductor Equipment - 4.8%
ARM Holdings PLC sponsored ADR	500,000	4,280,000
Lam Research Corp. (a)	100,000	3,921,000
MEMC Electronic Materials, Inc. (a)	2,967,100	40,411,902
National Semiconductor Corp.	1,250,020	19,200,307
Radiant Opto-Electronics Corp.	1,545,000	2,248,195
Siliconware Precision Industries Co. Ltd. sponsored ADR	650,000	4,556,500
Taiwan Semiconductor Manufacturing Co. Ltd.	3,999,749	8,064,514
		82,682,418
Software - 2.3%
Autonomy Corp. PLC (a)	600,000	14,652,016
Citrix Systems, Inc. (a)	175,000	7,281,750
Nice Systems Ltd. sponsored ADR (a)	175,000	5,432,000
Nuance Communications, Inc. (a)	175,000	2,719,500
Salesforce.com, Inc. (a)	125,000	9,221,250
		39,306,516
TOTAL INFORMATION TECHNOLOGY		386,423,840

	Shares	Value
MATERIALS - 1.2%
Chemicals - 0.8%
Dow Chemical Co.	250,000	$ 6,907,500
The Mosaic Co.	100,000	5,973,000
		12,880,500
Metals & Mining - 0.4%
Nucor Corp.	150,000	6,997,500
TOTAL MATERIALS		19,878,000
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 3.4%
Global Crossing Ltd. (a)	600,000	8,550,000
Verizon Communications, Inc.	1,525,000	50,523,250
		59,073,250
Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp. (a)	2,500,000	9,150,000
TOTAL TELECOMMUNICATION SERVICES		68,223,250
UTILITIES - 1.9%
Electric Utilities - 1.1%
Entergy Corp.	225,000	18,414,000
Independent Power Producers & Energy Traders - 0.8%
AES Corp.	650,000	8,651,500
NRG Energy, Inc. (a)	250,000	5,902,500
		14,554,000
TOTAL UTILITIES		32,968,000
TOTAL COMMON STOCKS (Cost $1,717,986,108)		1,725,049,462
Convertible Bonds - 0.0%
	Principal Amount
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp. 7.75% 6/1/15 (c) (Cost $118,855)	$ 2,950,000	0
Money Market Funds - 2.2%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (f)	7,730,734	$ 7,730,734
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(f)	30,514,350	30,514,350
TOTAL MONEY MARKET FUNDS (Cost $38,245,084)		38,245,084
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $1,756,350,047)	1,763,294,546
NET OTHER ASSETS - (1.9)%	(32,842,805)
NET ASSETS - 100%	$ 1,730,451,741
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,166
Fidelity Securities Lending Cash Central Fund	103,069
Total	$ 105,235
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
McCormick & Schmick's Seafood Restaurants	$ 4,917,944	$ 646,620	$ -	$ -	$ 5,220,000
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 193,408,706	$ 193,408,706	$ -	$ -
Consumer Staples	153,894,099	153,894,099	-	-
Energy	164,950,476	164,950,476	-	-
Financials	304,788,507	304,788,507	-	-
Health Care	268,892,564	268,892,564	-	-
Industrials	131,622,020	131,622,020	-	-
Information Technology	386,423,840	386,423,840	-	-
Materials	19,878,000	19,878,000	-	-
Telecommunication Services	68,223,250	68,223,250	-	-
Utilities	32,968,000	32,968,000	-	-
Corporate Bonds	-	-	-	-
Money Market Funds	38,245,084	38,245,084	-	-
Total Investments in Securities	$ 1,763,294,546	$ 1,763,294,546	$ -	$ -
Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $1,779,207,833. Net unrealized depreciation aggregated $15,913,287, of which $202,012,753 related to appreciated investment securities and $217,926,040 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Capital Development Fund
Class A

December 31, 2009

1.811326.105

DESIIN-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.3%
Johnson Controls, Inc.	150,000	$ 4,086,000
TRW Automotive Holdings Corp. (a)	280,200	6,691,176
		10,777,176
Automobiles - 0.1%
Harley-Davidson, Inc.	100,000	2,520,000
Diversified Consumer Services - 0.3%
Regis Corp.	377,325	5,874,950
Steiner Leisure Ltd. (a)	90,000	3,578,400
		9,453,350
Hotels, Restaurants & Leisure - 2.2%
7 Days Group Holdings Ltd. ADR	195,300	2,437,344
CEC Entertainment, Inc. (a)	360,000	11,491,200
Ctrip.com International Ltd. sponsored ADR (a)	407,908	29,312,269
Sands China Ltd.	2,375,200	2,866,016
Starwood Hotels & Resorts Worldwide, Inc.	200,000	7,314,000
Wyndham Worldwide Corp.	1,099,690	22,180,747
		75,601,576
Household Durables - 0.7%
Brascan Residential Properties SA	1,279,200	5,673,102
Desarrolladora Homex SAB de CV sponsored ADR (a)(c)	270,000	9,077,400
Jarden Corp.	100,000	3,091,000
Meritage Homes Corp. (a)	159,731	3,087,600
Pulte Homes, Inc.	180,500	1,805,000
		22,734,102
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	150,000	20,178,000
Leisure Equipment & Products - 0.4%
Hasbro, Inc.	418,600	13,420,316
Media - 0.8%
The Walt Disney Co.	380,000	12,255,000
Viacom, Inc. Class B (non-vtg.) (a)	254,600	7,569,258
Virgin Media, Inc.	489,500	8,238,285
		28,062,543
Multiline Retail - 0.1%
Dollarama, Inc.	100,000	2,127,255
Dollarama, Inc. (a)(e)	23,700	504,159
		2,631,414
Specialty Retail - 2.4%
Belle International Holdings Ltd.	14,800,000	17,144,712
Best Buy Co., Inc.	210,200	8,294,492
Big 5 Sporting Goods Corp.	65,957	1,133,141
Gymboree Corp. (a)	310,000	13,481,900
Hengdeli Holdings Ltd.	174,000	65,698

	Shares	Value
Ross Stores, Inc.	479,785	$ 20,491,617
TJX Companies, Inc.	620,700	22,686,585
		83,298,145
Textiles, Apparel & Luxury Goods - 4.3%
Anta Sports Products Ltd.	2,915,000	4,298,587
China Dongxiang Group Co. Ltd.	8,335,000	6,430,927
Fuqi International, Inc. (a)(c)	20,500	367,975
Iconix Brand Group, Inc. (a)	1,487,300	18,814,345
Li Ning Co. Ltd. (c)	2,950,000	11,185,421
Phillips-Van Heusen Corp.	416,900	16,959,492
Polo Ralph Lauren Corp. Class A	231,000	18,706,380
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	495,000	14,557,950
Steven Madden Ltd. (a)	400,000	16,496,000
VF Corp.	188,253	13,787,650
Warnaco Group, Inc. (a)	536,300	22,626,497
		144,231,224
TOTAL CONSUMER DISCRETIONARY		412,907,846
CONSUMER STAPLES - 7.6%
Beverages - 1.9%
Anheuser-Busch InBev SA NV	812,600	42,340,443
Anheuser-Busch InBev SA NV (strip VVPR) (a)	160,000	1,145
Constellation Brands, Inc. Class A (sub. vtg.) (a)	755,000	12,027,150
Dr Pepper Snapple Group, Inc.	300,000	8,490,000
		62,858,738
Food & Staples Retailing - 1.1%
Kroger Co.	353,100	7,249,143
Wal-Mart Stores, Inc.	565,000	30,199,250
		37,448,393
Food Products - 2.9%
Alliance Grain Traders, Inc.	25,000	712,416
Alliance Grain Traders, Inc. (e)	500,000	14,248,322
Ausnutria Dairy Hunan Co. Ltd. Class H	1,904,000	1,561,584
Bunge Ltd.	422,000	26,936,260
Chiquita Brands International, Inc. (a)	100,238	1,808,294
Dean Foods Co. (a)	100,000	1,804,000
Dole Food Co., Inc.	468,100	5,809,121
Fresh Del Monte Produce, Inc. (a)	604,545	13,360,445
General Mills, Inc.	30,000	2,124,300
Green Mountain Coffee Roasters, Inc. (a)	134,000	10,916,980
Ralcorp Holdings, Inc. (a)	247,101	14,754,401
TreeHouse Foods, Inc. (a)	74,000	2,875,640
		96,911,763
Household Products - 0.1%
Energizer Holdings, Inc. (a)	56,000	3,431,680
Personal Products - 1.2%
Avon Products, Inc.	350,000	11,025,000
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Herbalife Ltd.	100,000	$ 4,057,000
Nu Skin Enterprises, Inc. Class A	902,800	24,258,236
		39,340,236
Tobacco - 0.4%
Lorillard, Inc.	150,000	12,034,500
Reynolds American, Inc.	50,000	2,648,500
		14,683,000
TOTAL CONSUMER STAPLES		254,673,810
ENERGY - 11.8%
Energy Equipment & Services - 4.4%
BJ Services Co.	321,805	5,985,573
Ensco International Ltd. ADR	647,500	25,861,150
Helmerich & Payne, Inc.	398,500	15,892,180
Nabors Industries Ltd. (a)	955,900	20,924,651
Noble Corp.	1,040,000	42,328,000
Patterson-UTI Energy, Inc.	873,800	13,412,830
Pride International, Inc. (a)	130,000	4,148,300
Schlumberger Ltd.	40,000	2,603,600
Transocean Ltd. (a)	130,000	10,764,000
Weatherford International Ltd. (a)	379,600	6,798,636
		148,718,920
Oil, Gas & Consumable Fuels - 7.4%
Anadarko Petroleum Corp.	108,000	6,741,360
Apache Corp.	163,800	16,899,246
Chevron Corp.	505,400	38,910,746
Cimarex Energy Co.	62,455	3,308,241
Cloud Peak Energy, Inc.	213,000	3,101,280
ConocoPhillips	111,600	5,699,412
Devon Energy Corp.	50,000	3,675,000
EXCO Resources, Inc.	81,800	1,736,614
Frontier Oil Corp.	247,000	2,973,880
James River Coal Co. (a)	250,000	4,632,500
Marathon Oil Corp.	1,170,000	36,527,400
Massey Energy Co.	460,000	19,324,600
Occidental Petroleum Corp.	462,900	37,656,915
OPTI Canada, Inc. (a)	2,500,000	4,830,343
Petrohawk Energy Corp. (a)	150,000	3,598,500
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	138,800	5,883,732
sponsored ADR	25,000	1,192,000
Range Resources Corp.	100,000	4,985,000
Southern Union Co.	511,800	11,617,860
Southwestern Energy Co. (a)	370,000	17,834,000
Suncor Energy, Inc.	102,400	3,626,616
XTO Energy, Inc.	326,300	15,182,739
		249,937,984
TOTAL ENERGY		398,656,904

	Shares	Value
FINANCIALS - 18.3%
Capital Markets - 4.2%
AllianceBernstein Holding LP	75,000	$ 2,107,500
Bank of New York Mellon Corp.	150,000	4,195,500
Broadpoint Gleacher Securities Group, Inc. (a)	198,700	886,202
Evercore Partners, Inc. Class A	80,800	2,456,320
Germany1 Acquisition Ltd. (a)	1,333,300	17,561,134
Germany1 Acquisition Ltd. warrants 9/1/12 (a)	1,105,000	1,581,973
GLG Partners, Inc. (a)(c)	10,309,262	33,195,824
GLG Partners, Inc. warrants 12/28/11 (a)	4,170,200	708,934
Goldman Sachs Group, Inc.	56,300	9,505,692
Janus Capital Group, Inc.	589,077	7,923,086
Jefferies Group, Inc. (a)	400,000	9,492,000
Morgan Stanley	1,635,485	48,410,356
UBS AG:
(For. Reg.) (a)	209,710	3,262,497
(NY Shares) (a)	100,000	1,551,000
		142,838,018
Commercial Banks - 3.2%
BB&T Corp.	95,700	2,427,909
East West Bancorp, Inc. (a)(g)	152,061	2,162,307
HDFC Bank Ltd.	84,785	3,109,788
Huntington Bancshares, Inc.	347,600	1,268,740
KeyCorp	390,000	2,164,500
PNC Financial Services Group, Inc.	317,400	16,755,546
Regions Financial Corp.	319,600	1,690,684
SVB Financial Group (a)	100,000	4,169,000
U.S. Bancorp, Delaware	287,000	6,460,370
Wells Fargo & Co.	2,428,350	65,541,167
Wilmington Trust Corp., Delaware	300,000	3,702,000
		109,452,011
Consumer Finance - 0.5%
American Express Co.	200,000	8,104,000
Capital One Financial Corp.	200,000	7,668,000
		15,772,000
Diversified Financial Services - 4.2%
Bank of America Corp.	1,595,800	24,032,748
Citigroup, Inc.	10,000,000	33,100,000
JPMorgan Chase & Co.	1,750,900	72,960,003
NBH Holdings Corp. Class A (a)(e)	146,800	2,972,700
PICO Holdings, Inc. (a)	313,989	10,276,860
		143,342,311
Insurance - 3.4%
ACE Ltd.	142,000	7,156,800
Aspen Insurance Holdings Ltd.	319,300	8,126,185
Berkshire Hathaway, Inc. Class A (a)	66	6,547,200
Genworth Financial, Inc. Class A (a)	1,000,000	11,350,000
Lincoln National Corp.	383,400	9,538,992
Loews Corp.	459,700	16,710,095
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Max Capital Group Ltd.	191,736	$ 4,275,713
Pearl Group Ltd. (a)	3,198,947	34,073,507
Pearl Group Ltd. warrants 9/3/14 (a)	2,062,500	3,994,299
Platinum Underwriters Holdings Ltd.	148,167	5,673,314
Protective Life Corp.	146,200	2,419,610
The Chubb Corp.	47,400	2,331,132
Unum Group	73,300	1,430,816
		113,627,663
Real Estate Investment Trusts - 0.7%
CBL & Associates Properties, Inc. (c)	1,344,258	12,998,975
Sunstone Hotel Investors, Inc.	245,000	2,175,600
Vornado Realty Trust	100,362	7,019,318
		22,193,893
Real Estate Management & Development - 2.1%
Brookfield Asset Management, Inc. Class A	160,000	3,561,985
CB Richard Ellis Group, Inc. Class A (a)	957,400	12,991,918
Hang Lung Properties Ltd.	3,520,000	13,799,102
Housing Development and Infrastructure Ltd. (a)	100,000	777,526
Iguatemi Empresa de Shopping Centers SA	344,300	6,419,822
Indiabulls Real Estate Ltd. (a)	1,000,000	4,906,270
Jones Lang LaSalle, Inc.	250,300	15,118,120
The St. Joe Co. (a)(c)	450,000	13,000,500
		70,575,243
TOTAL FINANCIALS		617,801,139
HEALTH CARE - 8.9%
Biotechnology - 0.3%
Alexion Pharmaceuticals, Inc. (a)	57,556	2,809,884
Allos Therapeutics, Inc. (a)	184,400	1,211,508
Genzyme Corp. (a)	35,000	1,715,350
ImmunoGen, Inc. (a)	99,600	782,856
Micromet, Inc. (a)	322,892	2,150,461
		8,670,059
Health Care Equipment & Supplies - 2.4%
Beckman Coulter, Inc.	151,500	9,914,160
Boston Scientific Corp. (a)	500,000	4,500,000
C. R. Bard, Inc.	65,000	5,063,500
Cooper Companies, Inc.	200,000	7,624,000
Covidien PLC	677,500	32,445,475
Hospira, Inc. (a)	155,000	7,905,000
Mindray Medical International Ltd. sponsored ADR (c)	370,000	12,550,400
		80,002,535
Health Care Providers & Services - 3.9%
AmerisourceBergen Corp.	200,000	5,214,000
Brookdale Senior Living, Inc. (a)	880,800	16,021,752

	Shares	Value
Emergency Medical Services Corp. Class A (a)	113,400	$ 6,140,610
Express Scripts, Inc. (a)	302,036	26,111,012
Futuremed Healthcare Income Fund	505,520	4,667,153
Hanger Orthopedic Group, Inc. (a)(d)	1,815,064	25,102,335
Henry Schein, Inc. (a)	50,000	2,630,000
Humana, Inc. (a)	50,000	2,194,500
McKesson Corp.	105,000	6,562,500
Medco Health Solutions, Inc. (a)	416,400	26,612,124
Sinopharm Group Co. Ltd. Class H	38,000	133,534
UnitedHealth Group, Inc.	250,000	7,620,000
WellPoint, Inc. (a)	70,000	4,080,300
		133,089,820
Health Care Technology - 0.4%
Cerner Corp. (a)	162,000	13,355,280
Life Sciences Tools & Services - 0.0%
Life Technologies Corp. (a)	20,000	1,044,600
Pharmaceuticals - 1.9%
Allergan, Inc.	375,000	23,628,750
King Pharmaceuticals, Inc. (a)	771,138	9,461,863
Mylan, Inc. (a)	200,000	3,686,000
Sanofi-Aventis sponsored ADR	500,000	19,635,000
Shire PLC sponsored ADR	60,000	3,522,000
Watson Pharmaceuticals, Inc. (a)	100,000	3,961,000
		63,894,613
TOTAL HEALTH CARE		300,056,907
INDUSTRIALS - 6.0%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	573,867	22,495,586
Precision Castparts Corp.	7,000	772,450
Raytheon Co.	41,937	2,160,594
United Technologies Corp.	370,000	25,681,700
		51,110,330
Air Freight & Logistics - 0.0%
Dynamex, Inc. (a)	100,000	1,810,000
Airlines - 0.0%
Hawaiian Holdings, Inc. (a)	200,000	1,400,000
Building Products - 0.1%
Owens Corning (a)	87,700	2,248,628
Commercial Services & Supplies - 0.4%
United Stationers, Inc. (a)	230,700	13,115,295
Construction & Engineering - 0.1%
Orion Marine Group, Inc. (a)	179,300	3,776,058
Electrical Equipment - 0.3%
Deswell Industries, Inc.	100,000	404,000
Regal-Beloit Corp.	172,667	8,968,324
		9,372,324
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	310,000	$ 10,620,600
Textron, Inc.	259,000	4,871,790
		15,492,390
Machinery - 0.7%
Commercial Vehicle Group, Inc. (a)	599,869	3,593,215
Ingersoll-Rand Co. Ltd.	200,000	7,148,000
Navistar International Corp. (a)	56,000	2,164,400
Oshkosh Co.	268,700	9,949,961
		22,855,576
Professional Services - 0.1%
Manpower, Inc.	80,000	4,366,400
Road & Rail - 2.1%
Avis Budget Group, Inc. (a)(c)	760,000	9,971,200
CSX Corp.	320,000	15,516,800
Norfolk Southern Corp.	534,200	28,002,764
Union Pacific Corp.	285,000	18,211,500
		71,702,264
Trading Companies & Distributors - 0.2%
Interline Brands, Inc. (a)	335,008	5,785,588
TOTAL INDUSTRIALS		203,034,853
INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 1.4%
Cisco Systems, Inc. (a)	1,623,300	38,861,802
DragonWave, Inc. (a)	258,600	2,958,523
Research In Motion Ltd. (a)	100,000	6,754,001
		48,574,326
Computers & Peripherals - 7.3%
Apple, Inc. (a)	509,000	107,327,743
Dell, Inc. (a)	1,575,400	22,622,744
Hewlett-Packard Co.	1,260,500	64,928,355
International Business Machines Corp.	56,400	7,382,760
NetApp, Inc. (a)	150,000	5,158,500
Seagate Technology	600,000	10,914,000
Western Digital Corp. (a)	605,000	26,710,750
		245,044,852
Electronic Equipment & Components - 0.9%
Celestica, Inc. (sub. vtg.) (a)	885,000	8,389,664
Corning, Inc.	300,000	5,793,000
FLIR Systems, Inc. (a)	320,000	10,470,400
Jabil Circuit, Inc.	100,000	1,737,000
SYNNEX Corp. (a)	162,900	4,994,514
		31,384,578
Internet Software & Services - 4.8%
Baidu.com, Inc. sponsored ADR (a)	52,800	21,712,944
Google, Inc. Class A (a)	91,600	56,790,168
NetEase.com, Inc. sponsored ADR (a)(c)	590,000	22,189,900
Open Text Corp. (a)	470,000	19,105,982

	Shares	Value
Sina Corp. (a)	250,000	$ 11,295,000
Sohu.com, Inc. (a)	210,500	12,057,440
Tencent Holdings Ltd.	830,000	17,950,312
		161,101,746
IT Services - 1.6%
Alliance Data Systems Corp. (a)(c)	295,750	19,102,493
Computer Sciences Corp. (a)	146,200	8,410,886
Fidelity National Information Services, Inc.	470,000	11,016,800
Hewitt Associates, Inc. Class A (a)	390,000	16,481,400
		55,011,579
Semiconductors & Semiconductor Equipment - 1.5%
Aixtron AG	22,500	756,985
Applied Materials, Inc.	632,503	8,817,092
ASML Holding NV (NY Shares)	331,500	11,300,835
Cypress Semiconductor Corp. (a)	272,000	2,872,320
Intel Corp.	351,400	7,168,560
KLA-Tencor Corp.	100,000	3,616,000
MEMC Electronic Materials, Inc. (a)	295,800	4,028,796
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	410,500	4,696,120
Ultratech, Inc. (a)	433,241	6,437,961
		49,694,669
Software - 2.4%
BMC Software, Inc. (a)	335,000	13,433,500
Changyou.com Ltd. (A Shares) ADR	6,100	202,581
Citrix Systems, Inc. (a)	560,000	23,301,600
Longtop Financial Technologies Ltd. ADR (a)	53,600	1,984,272
Microsoft Corp.	622,000	18,964,780
Shanda Games Ltd. sponsored ADR	15,000	152,850
Shanda Interactive Entertainment Ltd. sponsored ADR (a)(c)	89,000	4,682,290
Solera Holdings, Inc.	220,000	7,922,200
Sybase, Inc. (a)	194,200	8,428,280
Taleo Corp. Class A (a)	114,200	2,685,984
		81,758,337
TOTAL INFORMATION TECHNOLOGY		672,570,087
MATERIALS - 11.1%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	45,000	3,647,700
Celanese Corp. Class A	150,998	4,847,036
Dow Chemical Co.	920,000	25,419,600
Neo Material Technologies, Inc. (a)	3,330,600	14,455,371
The Mosaic Co.	295,693	17,661,743
		66,031,450
Containers & Packaging - 0.3%
Owens-Illinois, Inc. (a)	220,000	7,231,400
Rock-Tenn Co. Class A	50,000	2,520,500
		9,751,900
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 8.7%
Agnico-Eagle Mines Ltd. (Canada)	667,200	$ 36,146,218
Alcoa, Inc.	470,000	7,576,400
AngloGold Ashanti Ltd. sponsored ADR	351,300	14,115,234
ArcelorMittal SA (NY Shares) Class A (c)	390,000	17,842,500
Barrick Gold Corp.	917,000	36,185,999
BHP Billiton PLC	600,000	19,345,315
Carpenter Technology Corp.	418,200	11,270,490
Freeport-McMoRan Copper & Gold, Inc.	370,000	29,707,300
Kinross Gold Corp.	144,800	2,669,563
Newcrest Mining Ltd.	847,050	26,881,278
Newmont Mining Corp.	533,400	25,235,154
Nucor Corp.	76,500	3,568,725
Randgold Resources Ltd. sponsored ADR	196,300	15,531,256
Sherritt International Corp. (c)	1,500,000	9,379,908
Silver Standard Resources, Inc. (a)	539,900	11,807,615
Tata Steel Ltd.	2,070,000	27,550,937
		294,813,892
Paper & Forest Products - 0.1%
Acadian Timber Income Fund	610,800	3,691,600
TOTAL MATERIALS		374,288,842
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.1%
Global Crossing Ltd. (a)	106,861	1,522,769
Iliad Group SA	201,504	24,094,117
Qwest Communications International, Inc.	2,203,000	9,274,630
Verizon Communications, Inc.	100,000	3,313,000
		38,204,516
Wireless Telecommunication Services - 0.6%
MTN Group Ltd.	650,000	10,342,105
Sprint Nextel Corp. (a)	2,587,000	9,468,420
		19,810,525
TOTAL TELECOMMUNICATION SERVICES		58,015,041
UTILITIES - 1.1%
Independent Power Producers & Energy Traders - 0.3%
AES Corp.	550,000	7,320,500
Calpine Corp. (a)	100,000	1,100,000
Indiabulls Power Ltd.	268,955	201,673
		8,622,173
Multi-Utilities - 0.8%
CMS Energy Corp.	319,422	5,002,149

	Shares	Value
Public Service Enterprise Group, Inc.	489,400	$ 16,272,550
Sempra Energy	125,000	6,997,500
		28,272,199
TOTAL UTILITIES		36,894,372
TOTAL COMMON STOCKS (Cost $2,909,293,311)		3,328,899,801
Convertible Preferred Stocks - 0.6%

FINANCIALS - 0.6%
Commercial Banks - 0.1%
East West Bancorp, Inc. Series C (a)(g)	2,625	4,037,389
Diversified Financial Services - 0.5%
Bank of America Corp.	1,200,000	17,904,000
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $20,625,000)		21,941,389
Convertible Bonds - 0.1%
Principal Amount
FINANCIALS - 0.1%
Capital Markets - 0.1%
GLG Partners, Inc. 5% 5/15/14 (e) (Cost $1,750,000)	$ 1,750,000	1,861,125
Money Market Funds - 3.2%
	Shares
Fidelity Cash Central Fund, 0.16% (f)	11,484,217	11,484,217
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(f)	97,408,025	97,408,025
TOTAL MONEY MARKET FUNDS (Cost $108,892,242)		108,892,242
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $3,040,560,553)	3,461,594,557
NET OTHER ASSETS - (2.5)%	(85,025,052)
NET ASSETS - 100%	$ 3,376,569,505
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,586,306 or 0.6% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,199,697 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
East West Bancorp, Inc.	11/6/09	$ 1,374,631
East West Bancorp, Inc. Series C	11/6/09	$ 2,625,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,034
Fidelity Securities Lending Cash Central Fund	144,266
Total	$ 147,300
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Hanger Orthopedic Group, Inc.	$ 25,174,938	$ -	$ -	$ -	$ 25,102,335
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 412,907,846	$ 370,916,485	$ 41,991,361	$ -
Consumer Staples	254,673,810	253,112,226	1,561,584	-
Energy	398,656,904	398,656,904	-	-
Financials	639,742,528	613,508,533	23,261,295	2,972,700
Health Care	300,056,907	299,923,373	133,534	-
Industrials	203,034,853	203,034,853	-	-
Information Technology	672,570,087	654,619,775	17,950,312	-
Materials	374,288,842	374,288,842	-	-
Telecommunication Services	58,015,041	58,015,041	-	-
Utilities	36,894,372	36,894,372	-	-
Corporate Bonds	1,861,125	-	1,861,125	-
Money Market Funds	108,892,242	108,892,242	-	-
Total Investments in Securities	$ 3,461,594,557	$ 3,371,862,646	$ 86,759,211	$ 2,972,700
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	36,700
Cost of Purchases	2,936,000
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 2,972,700
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2009	$ 36,700

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $3,085,957,138. Net unrealized appreciation aggregated $375,637,419, of which $596,344,686 related to appreciated investment securities and $220,707,267 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Capital Development Fund
Class O

December 31, 2009

1.811327.105

DESIIO-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.3%
Johnson Controls, Inc.	150,000	$ 4,086,000
TRW Automotive Holdings Corp. (a)	280,200	6,691,176
		10,777,176
Automobiles - 0.1%
Harley-Davidson, Inc.	100,000	2,520,000
Diversified Consumer Services - 0.3%
Regis Corp.	377,325	5,874,950
Steiner Leisure Ltd. (a)	90,000	3,578,400
		9,453,350
Hotels, Restaurants & Leisure - 2.2%
7 Days Group Holdings Ltd. ADR	195,300	2,437,344
CEC Entertainment, Inc. (a)	360,000	11,491,200
Ctrip.com International Ltd. sponsored ADR (a)	407,908	29,312,269
Sands China Ltd.	2,375,200	2,866,016
Starwood Hotels & Resorts Worldwide, Inc.	200,000	7,314,000
Wyndham Worldwide Corp.	1,099,690	22,180,747
		75,601,576
Household Durables - 0.7%
Brascan Residential Properties SA	1,279,200	5,673,102
Desarrolladora Homex SAB de CV sponsored ADR (a)(c)	270,000	9,077,400
Jarden Corp.	100,000	3,091,000
Meritage Homes Corp. (a)	159,731	3,087,600
Pulte Homes, Inc.	180,500	1,805,000
		22,734,102
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	150,000	20,178,000
Leisure Equipment & Products - 0.4%
Hasbro, Inc.	418,600	13,420,316
Media - 0.8%
The Walt Disney Co.	380,000	12,255,000
Viacom, Inc. Class B (non-vtg.) (a)	254,600	7,569,258
Virgin Media, Inc.	489,500	8,238,285
		28,062,543
Multiline Retail - 0.1%
Dollarama, Inc.	100,000	2,127,255
Dollarama, Inc. (a)(e)	23,700	504,159
		2,631,414
Specialty Retail - 2.4%
Belle International Holdings Ltd.	14,800,000	17,144,712
Best Buy Co., Inc.	210,200	8,294,492
Big 5 Sporting Goods Corp.	65,957	1,133,141
Gymboree Corp. (a)	310,000	13,481,900
Hengdeli Holdings Ltd.	174,000	65,698

	Shares	Value
Ross Stores, Inc.	479,785	$ 20,491,617
TJX Companies, Inc.	620,700	22,686,585
		83,298,145
Textiles, Apparel & Luxury Goods - 4.3%
Anta Sports Products Ltd.	2,915,000	4,298,587
China Dongxiang Group Co. Ltd.	8,335,000	6,430,927
Fuqi International, Inc. (a)(c)	20,500	367,975
Iconix Brand Group, Inc. (a)	1,487,300	18,814,345
Li Ning Co. Ltd. (c)	2,950,000	11,185,421
Phillips-Van Heusen Corp.	416,900	16,959,492
Polo Ralph Lauren Corp. Class A	231,000	18,706,380
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	495,000	14,557,950
Steven Madden Ltd. (a)	400,000	16,496,000
VF Corp.	188,253	13,787,650
Warnaco Group, Inc. (a)	536,300	22,626,497
		144,231,224
TOTAL CONSUMER DISCRETIONARY		412,907,846
CONSUMER STAPLES - 7.6%
Beverages - 1.9%
Anheuser-Busch InBev SA NV	812,600	42,340,443
Anheuser-Busch InBev SA NV (strip VVPR) (a)	160,000	1,145
Constellation Brands, Inc. Class A (sub. vtg.) (a)	755,000	12,027,150
Dr Pepper Snapple Group, Inc.	300,000	8,490,000
		62,858,738
Food & Staples Retailing - 1.1%
Kroger Co.	353,100	7,249,143
Wal-Mart Stores, Inc.	565,000	30,199,250
		37,448,393
Food Products - 2.9%
Alliance Grain Traders, Inc.	25,000	712,416
Alliance Grain Traders, Inc. (e)	500,000	14,248,322
Ausnutria Dairy Hunan Co. Ltd. Class H	1,904,000	1,561,584
Bunge Ltd.	422,000	26,936,260
Chiquita Brands International, Inc. (a)	100,238	1,808,294
Dean Foods Co. (a)	100,000	1,804,000
Dole Food Co., Inc.	468,100	5,809,121
Fresh Del Monte Produce, Inc. (a)	604,545	13,360,445
General Mills, Inc.	30,000	2,124,300
Green Mountain Coffee Roasters, Inc. (a)	134,000	10,916,980
Ralcorp Holdings, Inc. (a)	247,101	14,754,401
TreeHouse Foods, Inc. (a)	74,000	2,875,640
		96,911,763
Household Products - 0.1%
Energizer Holdings, Inc. (a)	56,000	3,431,680
Personal Products - 1.2%
Avon Products, Inc.	350,000	11,025,000
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Herbalife Ltd.	100,000	$ 4,057,000
Nu Skin Enterprises, Inc. Class A	902,800	24,258,236
		39,340,236
Tobacco - 0.4%
Lorillard, Inc.	150,000	12,034,500
Reynolds American, Inc.	50,000	2,648,500
		14,683,000
TOTAL CONSUMER STAPLES		254,673,810
ENERGY - 11.8%
Energy Equipment & Services - 4.4%
BJ Services Co.	321,805	5,985,573
Ensco International Ltd. ADR	647,500	25,861,150
Helmerich & Payne, Inc.	398,500	15,892,180
Nabors Industries Ltd. (a)	955,900	20,924,651
Noble Corp.	1,040,000	42,328,000
Patterson-UTI Energy, Inc.	873,800	13,412,830
Pride International, Inc. (a)	130,000	4,148,300
Schlumberger Ltd.	40,000	2,603,600
Transocean Ltd. (a)	130,000	10,764,000
Weatherford International Ltd. (a)	379,600	6,798,636
		148,718,920
Oil, Gas & Consumable Fuels - 7.4%
Anadarko Petroleum Corp.	108,000	6,741,360
Apache Corp.	163,800	16,899,246
Chevron Corp.	505,400	38,910,746
Cimarex Energy Co.	62,455	3,308,241
Cloud Peak Energy, Inc.	213,000	3,101,280
ConocoPhillips	111,600	5,699,412
Devon Energy Corp.	50,000	3,675,000
EXCO Resources, Inc.	81,800	1,736,614
Frontier Oil Corp.	247,000	2,973,880
James River Coal Co. (a)	250,000	4,632,500
Marathon Oil Corp.	1,170,000	36,527,400
Massey Energy Co.	460,000	19,324,600
Occidental Petroleum Corp.	462,900	37,656,915
OPTI Canada, Inc. (a)	2,500,000	4,830,343
Petrohawk Energy Corp. (a)	150,000	3,598,500
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	138,800	5,883,732
sponsored ADR	25,000	1,192,000
Range Resources Corp.	100,000	4,985,000
Southern Union Co.	511,800	11,617,860
Southwestern Energy Co. (a)	370,000	17,834,000
Suncor Energy, Inc.	102,400	3,626,616
XTO Energy, Inc.	326,300	15,182,739
		249,937,984
TOTAL ENERGY		398,656,904

	Shares	Value
FINANCIALS - 18.3%
Capital Markets - 4.2%
AllianceBernstein Holding LP	75,000	$ 2,107,500
Bank of New York Mellon Corp.	150,000	4,195,500
Broadpoint Gleacher Securities Group, Inc. (a)	198,700	886,202
Evercore Partners, Inc. Class A	80,800	2,456,320
Germany1 Acquisition Ltd. (a)	1,333,300	17,561,134
Germany1 Acquisition Ltd. warrants 9/1/12 (a)	1,105,000	1,581,973
GLG Partners, Inc. (a)(c)	10,309,262	33,195,824
GLG Partners, Inc. warrants 12/28/11 (a)	4,170,200	708,934
Goldman Sachs Group, Inc.	56,300	9,505,692
Janus Capital Group, Inc.	589,077	7,923,086
Jefferies Group, Inc. (a)	400,000	9,492,000
Morgan Stanley	1,635,485	48,410,356
UBS AG:
(For. Reg.) (a)	209,710	3,262,497
(NY Shares) (a)	100,000	1,551,000
		142,838,018
Commercial Banks - 3.2%
BB&T Corp.	95,700	2,427,909
East West Bancorp, Inc. (a)(g)	152,061	2,162,307
HDFC Bank Ltd.	84,785	3,109,788
Huntington Bancshares, Inc.	347,600	1,268,740
KeyCorp	390,000	2,164,500
PNC Financial Services Group, Inc.	317,400	16,755,546
Regions Financial Corp.	319,600	1,690,684
SVB Financial Group (a)	100,000	4,169,000
U.S. Bancorp, Delaware	287,000	6,460,370
Wells Fargo & Co.	2,428,350	65,541,167
Wilmington Trust Corp., Delaware	300,000	3,702,000
		109,452,011
Consumer Finance - 0.5%
American Express Co.	200,000	8,104,000
Capital One Financial Corp.	200,000	7,668,000
		15,772,000
Diversified Financial Services - 4.2%
Bank of America Corp.	1,595,800	24,032,748
Citigroup, Inc.	10,000,000	33,100,000
JPMorgan Chase & Co.	1,750,900	72,960,003
NBH Holdings Corp. Class A (a)(e)	146,800	2,972,700
PICO Holdings, Inc. (a)	313,989	10,276,860
		143,342,311
Insurance - 3.4%
ACE Ltd.	142,000	7,156,800
Aspen Insurance Holdings Ltd.	319,300	8,126,185
Berkshire Hathaway, Inc. Class A (a)	66	6,547,200
Genworth Financial, Inc. Class A (a)	1,000,000	11,350,000
Lincoln National Corp.	383,400	9,538,992
Loews Corp.	459,700	16,710,095
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Max Capital Group Ltd.	191,736	$ 4,275,713
Pearl Group Ltd. (a)	3,198,947	34,073,507
Pearl Group Ltd. warrants 9/3/14 (a)	2,062,500	3,994,299
Platinum Underwriters Holdings Ltd.	148,167	5,673,314
Protective Life Corp.	146,200	2,419,610
The Chubb Corp.	47,400	2,331,132
Unum Group	73,300	1,430,816
		113,627,663
Real Estate Investment Trusts - 0.7%
CBL & Associates Properties, Inc. (c)	1,344,258	12,998,975
Sunstone Hotel Investors, Inc.	245,000	2,175,600
Vornado Realty Trust	100,362	7,019,318
		22,193,893
Real Estate Management & Development - 2.1%
Brookfield Asset Management, Inc. Class A	160,000	3,561,985
CB Richard Ellis Group, Inc. Class A (a)	957,400	12,991,918
Hang Lung Properties Ltd.	3,520,000	13,799,102
Housing Development and Infrastructure Ltd. (a)	100,000	777,526
Iguatemi Empresa de Shopping Centers SA	344,300	6,419,822
Indiabulls Real Estate Ltd. (a)	1,000,000	4,906,270
Jones Lang LaSalle, Inc.	250,300	15,118,120
The St. Joe Co. (a)(c)	450,000	13,000,500
		70,575,243
TOTAL FINANCIALS		617,801,139
HEALTH CARE - 8.9%
Biotechnology - 0.3%
Alexion Pharmaceuticals, Inc. (a)	57,556	2,809,884
Allos Therapeutics, Inc. (a)	184,400	1,211,508
Genzyme Corp. (a)	35,000	1,715,350
ImmunoGen, Inc. (a)	99,600	782,856
Micromet, Inc. (a)	322,892	2,150,461
		8,670,059
Health Care Equipment & Supplies - 2.4%
Beckman Coulter, Inc.	151,500	9,914,160
Boston Scientific Corp. (a)	500,000	4,500,000
C. R. Bard, Inc.	65,000	5,063,500
Cooper Companies, Inc.	200,000	7,624,000
Covidien PLC	677,500	32,445,475
Hospira, Inc. (a)	155,000	7,905,000
Mindray Medical International Ltd. sponsored ADR (c)	370,000	12,550,400
		80,002,535
Health Care Providers & Services - 3.9%
AmerisourceBergen Corp.	200,000	5,214,000
Brookdale Senior Living, Inc. (a)	880,800	16,021,752

	Shares	Value
Emergency Medical Services Corp. Class A (a)	113,400	$ 6,140,610
Express Scripts, Inc. (a)	302,036	26,111,012
Futuremed Healthcare Income Fund	505,520	4,667,153
Hanger Orthopedic Group, Inc. (a)(d)	1,815,064	25,102,335
Henry Schein, Inc. (a)	50,000	2,630,000
Humana, Inc. (a)	50,000	2,194,500
McKesson Corp.	105,000	6,562,500
Medco Health Solutions, Inc. (a)	416,400	26,612,124
Sinopharm Group Co. Ltd. Class H	38,000	133,534
UnitedHealth Group, Inc.	250,000	7,620,000
WellPoint, Inc. (a)	70,000	4,080,300
		133,089,820
Health Care Technology - 0.4%
Cerner Corp. (a)	162,000	13,355,280
Life Sciences Tools & Services - 0.0%
Life Technologies Corp. (a)	20,000	1,044,600
Pharmaceuticals - 1.9%
Allergan, Inc.	375,000	23,628,750
King Pharmaceuticals, Inc. (a)	771,138	9,461,863
Mylan, Inc. (a)	200,000	3,686,000
Sanofi-Aventis sponsored ADR	500,000	19,635,000
Shire PLC sponsored ADR	60,000	3,522,000
Watson Pharmaceuticals, Inc. (a)	100,000	3,961,000
		63,894,613
TOTAL HEALTH CARE		300,056,907
INDUSTRIALS - 6.0%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	573,867	22,495,586
Precision Castparts Corp.	7,000	772,450
Raytheon Co.	41,937	2,160,594
United Technologies Corp.	370,000	25,681,700
		51,110,330
Air Freight & Logistics - 0.0%
Dynamex, Inc. (a)	100,000	1,810,000
Airlines - 0.0%
Hawaiian Holdings, Inc. (a)	200,000	1,400,000
Building Products - 0.1%
Owens Corning (a)	87,700	2,248,628
Commercial Services & Supplies - 0.4%
United Stationers, Inc. (a)	230,700	13,115,295
Construction & Engineering - 0.1%
Orion Marine Group, Inc. (a)	179,300	3,776,058
Electrical Equipment - 0.3%
Deswell Industries, Inc.	100,000	404,000
Regal-Beloit Corp.	172,667	8,968,324
		9,372,324
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	310,000	$ 10,620,600
Textron, Inc.	259,000	4,871,790
		15,492,390
Machinery - 0.7%
Commercial Vehicle Group, Inc. (a)	599,869	3,593,215
Ingersoll-Rand Co. Ltd.	200,000	7,148,000
Navistar International Corp. (a)	56,000	2,164,400
Oshkosh Co.	268,700	9,949,961
		22,855,576
Professional Services - 0.1%
Manpower, Inc.	80,000	4,366,400
Road & Rail - 2.1%
Avis Budget Group, Inc. (a)(c)	760,000	9,971,200
CSX Corp.	320,000	15,516,800
Norfolk Southern Corp.	534,200	28,002,764
Union Pacific Corp.	285,000	18,211,500
		71,702,264
Trading Companies & Distributors - 0.2%
Interline Brands, Inc. (a)	335,008	5,785,588
TOTAL INDUSTRIALS		203,034,853
INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 1.4%
Cisco Systems, Inc. (a)	1,623,300	38,861,802
DragonWave, Inc. (a)	258,600	2,958,523
Research In Motion Ltd. (a)	100,000	6,754,001
		48,574,326
Computers & Peripherals - 7.3%
Apple, Inc. (a)	509,000	107,327,743
Dell, Inc. (a)	1,575,400	22,622,744
Hewlett-Packard Co.	1,260,500	64,928,355
International Business Machines Corp.	56,400	7,382,760
NetApp, Inc. (a)	150,000	5,158,500
Seagate Technology	600,000	10,914,000
Western Digital Corp. (a)	605,000	26,710,750
		245,044,852
Electronic Equipment & Components - 0.9%
Celestica, Inc. (sub. vtg.) (a)	885,000	8,389,664
Corning, Inc.	300,000	5,793,000
FLIR Systems, Inc. (a)	320,000	10,470,400
Jabil Circuit, Inc.	100,000	1,737,000
SYNNEX Corp. (a)	162,900	4,994,514
		31,384,578
Internet Software & Services - 4.8%
Baidu.com, Inc. sponsored ADR (a)	52,800	21,712,944
Google, Inc. Class A (a)	91,600	56,790,168
NetEase.com, Inc. sponsored ADR (a)(c)	590,000	22,189,900
Open Text Corp. (a)	470,000	19,105,982

	Shares	Value
Sina Corp. (a)	250,000	$ 11,295,000
Sohu.com, Inc. (a)	210,500	12,057,440
Tencent Holdings Ltd.	830,000	17,950,312
		161,101,746
IT Services - 1.6%
Alliance Data Systems Corp. (a)(c)	295,750	19,102,493
Computer Sciences Corp. (a)	146,200	8,410,886
Fidelity National Information Services, Inc.	470,000	11,016,800
Hewitt Associates, Inc. Class A (a)	390,000	16,481,400
		55,011,579
Semiconductors & Semiconductor Equipment - 1.5%
Aixtron AG	22,500	756,985
Applied Materials, Inc.	632,503	8,817,092
ASML Holding NV (NY Shares)	331,500	11,300,835
Cypress Semiconductor Corp. (a)	272,000	2,872,320
Intel Corp.	351,400	7,168,560
KLA-Tencor Corp.	100,000	3,616,000
MEMC Electronic Materials, Inc. (a)	295,800	4,028,796
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	410,500	4,696,120
Ultratech, Inc. (a)	433,241	6,437,961
		49,694,669
Software - 2.4%
BMC Software, Inc. (a)	335,000	13,433,500
Changyou.com Ltd. (A Shares) ADR	6,100	202,581
Citrix Systems, Inc. (a)	560,000	23,301,600
Longtop Financial Technologies Ltd. ADR (a)	53,600	1,984,272
Microsoft Corp.	622,000	18,964,780
Shanda Games Ltd. sponsored ADR	15,000	152,850
Shanda Interactive Entertainment Ltd. sponsored ADR (a)(c)	89,000	4,682,290
Solera Holdings, Inc.	220,000	7,922,200
Sybase, Inc. (a)	194,200	8,428,280
Taleo Corp. Class A (a)	114,200	2,685,984
		81,758,337
TOTAL INFORMATION TECHNOLOGY		672,570,087
MATERIALS - 11.1%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	45,000	3,647,700
Celanese Corp. Class A	150,998	4,847,036
Dow Chemical Co.	920,000	25,419,600
Neo Material Technologies, Inc. (a)	3,330,600	14,455,371
The Mosaic Co.	295,693	17,661,743
		66,031,450
Containers & Packaging - 0.3%
Owens-Illinois, Inc. (a)	220,000	7,231,400
Rock-Tenn Co. Class A	50,000	2,520,500
		9,751,900
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 8.7%
Agnico-Eagle Mines Ltd. (Canada)	667,200	$ 36,146,218
Alcoa, Inc.	470,000	7,576,400
AngloGold Ashanti Ltd. sponsored ADR	351,300	14,115,234
ArcelorMittal SA (NY Shares) Class A (c)	390,000	17,842,500
Barrick Gold Corp.	917,000	36,185,999
BHP Billiton PLC	600,000	19,345,315
Carpenter Technology Corp.	418,200	11,270,490
Freeport-McMoRan Copper & Gold, Inc.	370,000	29,707,300
Kinross Gold Corp.	144,800	2,669,563
Newcrest Mining Ltd.	847,050	26,881,278
Newmont Mining Corp.	533,400	25,235,154
Nucor Corp.	76,500	3,568,725
Randgold Resources Ltd. sponsored ADR	196,300	15,531,256
Sherritt International Corp. (c)	1,500,000	9,379,908
Silver Standard Resources, Inc. (a)	539,900	11,807,615
Tata Steel Ltd.	2,070,000	27,550,937
		294,813,892
Paper & Forest Products - 0.1%
Acadian Timber Income Fund	610,800	3,691,600
TOTAL MATERIALS		374,288,842
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.1%
Global Crossing Ltd. (a)	106,861	1,522,769
Iliad Group SA	201,504	24,094,117
Qwest Communications International, Inc.	2,203,000	9,274,630
Verizon Communications, Inc.	100,000	3,313,000
		38,204,516
Wireless Telecommunication Services - 0.6%
MTN Group Ltd.	650,000	10,342,105
Sprint Nextel Corp. (a)	2,587,000	9,468,420
		19,810,525
TOTAL TELECOMMUNICATION SERVICES		58,015,041
UTILITIES - 1.1%
Independent Power Producers & Energy Traders - 0.3%
AES Corp.	550,000	7,320,500
Calpine Corp. (a)	100,000	1,100,000
Indiabulls Power Ltd.	268,955	201,673
		8,622,173
Multi-Utilities - 0.8%
CMS Energy Corp.	319,422	5,002,149

	Shares	Value
Public Service Enterprise Group, Inc.	489,400	$ 16,272,550
Sempra Energy	125,000	6,997,500
		28,272,199
TOTAL UTILITIES		36,894,372
TOTAL COMMON STOCKS (Cost $2,909,293,311)		3,328,899,801
Convertible Preferred Stocks - 0.6%

FINANCIALS - 0.6%
Commercial Banks - 0.1%
East West Bancorp, Inc. Series C (a)(g)	2,625	4,037,389
Diversified Financial Services - 0.5%
Bank of America Corp.	1,200,000	17,904,000
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $20,625,000)		21,941,389
Convertible Bonds - 0.1%
Principal Amount
FINANCIALS - 0.1%
Capital Markets - 0.1%
GLG Partners, Inc. 5% 5/15/14 (e) (Cost $1,750,000)	$ 1,750,000	1,861,125
Money Market Funds - 3.2%
	Shares
Fidelity Cash Central Fund, 0.16% (f)	11,484,217	11,484,217
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(f)	97,408,025	97,408,025
TOTAL MONEY MARKET FUNDS (Cost $108,892,242)		108,892,242
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $3,040,560,553)	3,461,594,557
NET OTHER ASSETS - (2.5)%	(85,025,052)
NET ASSETS - 100%	$ 3,376,569,505
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,586,306 or 0.6% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,199,697 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
East West Bancorp, Inc.	11/6/09	$ 1,374,631
East West Bancorp, Inc. Series C	11/6/09	$ 2,625,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,034
Fidelity Securities Lending Cash Central Fund	144,266
Total	$ 147,300
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Hanger Orthopedic Group, Inc.	$ 25,174,938	$ -	$ -	$ -	$ 25,102,335
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 412,907,846	$ 370,916,485	$ 41,991,361	$ -
Consumer Staples	254,673,810	253,112,226	1,561,584	-
Energy	398,656,904	398,656,904	-	-
Financials	639,742,528	613,508,533	23,261,295	2,972,700
Health Care	300,056,907	299,923,373	133,534	-
Industrials	203,034,853	203,034,853	-	-
Information Technology	672,570,087	654,619,775	17,950,312	-
Materials	374,288,842	374,288,842	-	-
Telecommunication Services	58,015,041	58,015,041	-	-
Utilities	36,894,372	36,894,372	-	-
Corporate Bonds	1,861,125	-	1,861,125	-
Money Market Funds	108,892,242	108,892,242	-	-
Total Investments in Securities	$ 3,461,594,557	$ 3,371,862,646	$ 86,759,211	$ 2,972,700
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	36,700
Cost of Purchases	2,936,000
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 2,972,700
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2009	$ 36,700

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $3,085,957,138. Net unrealized appreciation aggregated $375,637,419, of which $596,344,686 related to appreciated investment securities and $220,707,267 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Capital Development Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2009

1.827902.104

ADESII-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.3%
Johnson Controls, Inc.	150,000	$ 4,086,000
TRW Automotive Holdings Corp. (a)	280,200	6,691,176
		10,777,176
Automobiles - 0.1%
Harley-Davidson, Inc.	100,000	2,520,000
Diversified Consumer Services - 0.3%
Regis Corp.	377,325	5,874,950
Steiner Leisure Ltd. (a)	90,000	3,578,400
		9,453,350
Hotels, Restaurants & Leisure - 2.2%
7 Days Group Holdings Ltd. ADR	195,300	2,437,344
CEC Entertainment, Inc. (a)	360,000	11,491,200
Ctrip.com International Ltd. sponsored ADR (a)	407,908	29,312,269
Sands China Ltd.	2,375,200	2,866,016
Starwood Hotels & Resorts Worldwide, Inc.	200,000	7,314,000
Wyndham Worldwide Corp.	1,099,690	22,180,747
		75,601,576
Household Durables - 0.7%
Brascan Residential Properties SA	1,279,200	5,673,102
Desarrolladora Homex SAB de CV sponsored ADR (a)(c)	270,000	9,077,400
Jarden Corp.	100,000	3,091,000
Meritage Homes Corp. (a)	159,731	3,087,600
Pulte Homes, Inc.	180,500	1,805,000
		22,734,102
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	150,000	20,178,000
Leisure Equipment & Products - 0.4%
Hasbro, Inc.	418,600	13,420,316
Media - 0.8%
The Walt Disney Co.	380,000	12,255,000
Viacom, Inc. Class B (non-vtg.) (a)	254,600	7,569,258
Virgin Media, Inc.	489,500	8,238,285
		28,062,543
Multiline Retail - 0.1%
Dollarama, Inc.	100,000	2,127,255
Dollarama, Inc. (a)(e)	23,700	504,159
		2,631,414
Specialty Retail - 2.4%
Belle International Holdings Ltd.	14,800,000	17,144,712
Best Buy Co., Inc.	210,200	8,294,492
Big 5 Sporting Goods Corp.	65,957	1,133,141
Gymboree Corp. (a)	310,000	13,481,900
Hengdeli Holdings Ltd.	174,000	65,698

	Shares	Value
Ross Stores, Inc.	479,785	$ 20,491,617
TJX Companies, Inc.	620,700	22,686,585
		83,298,145
Textiles, Apparel & Luxury Goods - 4.3%
Anta Sports Products Ltd.	2,915,000	4,298,587
China Dongxiang Group Co. Ltd.	8,335,000	6,430,927
Fuqi International, Inc. (a)(c)	20,500	367,975
Iconix Brand Group, Inc. (a)	1,487,300	18,814,345
Li Ning Co. Ltd. (c)	2,950,000	11,185,421
Phillips-Van Heusen Corp.	416,900	16,959,492
Polo Ralph Lauren Corp. Class A	231,000	18,706,380
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	495,000	14,557,950
Steven Madden Ltd. (a)	400,000	16,496,000
VF Corp.	188,253	13,787,650
Warnaco Group, Inc. (a)	536,300	22,626,497
		144,231,224
TOTAL CONSUMER DISCRETIONARY		412,907,846
CONSUMER STAPLES - 7.6%
Beverages - 1.9%
Anheuser-Busch InBev SA NV	812,600	42,340,443
Anheuser-Busch InBev SA NV (strip VVPR) (a)	160,000	1,145
Constellation Brands, Inc. Class A (sub. vtg.) (a)	755,000	12,027,150
Dr Pepper Snapple Group, Inc.	300,000	8,490,000
		62,858,738
Food & Staples Retailing - 1.1%
Kroger Co.	353,100	7,249,143
Wal-Mart Stores, Inc.	565,000	30,199,250
		37,448,393
Food Products - 2.9%
Alliance Grain Traders, Inc.	25,000	712,416
Alliance Grain Traders, Inc. (e)	500,000	14,248,322
Ausnutria Dairy Hunan Co. Ltd. Class H	1,904,000	1,561,584
Bunge Ltd.	422,000	26,936,260
Chiquita Brands International, Inc. (a)	100,238	1,808,294
Dean Foods Co. (a)	100,000	1,804,000
Dole Food Co., Inc.	468,100	5,809,121
Fresh Del Monte Produce, Inc. (a)	604,545	13,360,445
General Mills, Inc.	30,000	2,124,300
Green Mountain Coffee Roasters, Inc. (a)	134,000	10,916,980
Ralcorp Holdings, Inc. (a)	247,101	14,754,401
TreeHouse Foods, Inc. (a)	74,000	2,875,640
		96,911,763
Household Products - 0.1%
Energizer Holdings, Inc. (a)	56,000	3,431,680
Personal Products - 1.2%
Avon Products, Inc.	350,000	11,025,000
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Herbalife Ltd.	100,000	$ 4,057,000
Nu Skin Enterprises, Inc. Class A	902,800	24,258,236
		39,340,236
Tobacco - 0.4%
Lorillard, Inc.	150,000	12,034,500
Reynolds American, Inc.	50,000	2,648,500
		14,683,000
TOTAL CONSUMER STAPLES		254,673,810
ENERGY - 11.8%
Energy Equipment & Services - 4.4%
BJ Services Co.	321,805	5,985,573
Ensco International Ltd. ADR	647,500	25,861,150
Helmerich & Payne, Inc.	398,500	15,892,180
Nabors Industries Ltd. (a)	955,900	20,924,651
Noble Corp.	1,040,000	42,328,000
Patterson-UTI Energy, Inc.	873,800	13,412,830
Pride International, Inc. (a)	130,000	4,148,300
Schlumberger Ltd.	40,000	2,603,600
Transocean Ltd. (a)	130,000	10,764,000
Weatherford International Ltd. (a)	379,600	6,798,636
		148,718,920
Oil, Gas & Consumable Fuels - 7.4%
Anadarko Petroleum Corp.	108,000	6,741,360
Apache Corp.	163,800	16,899,246
Chevron Corp.	505,400	38,910,746
Cimarex Energy Co.	62,455	3,308,241
Cloud Peak Energy, Inc.	213,000	3,101,280
ConocoPhillips	111,600	5,699,412
Devon Energy Corp.	50,000	3,675,000
EXCO Resources, Inc.	81,800	1,736,614
Frontier Oil Corp.	247,000	2,973,880
James River Coal Co. (a)	250,000	4,632,500
Marathon Oil Corp.	1,170,000	36,527,400
Massey Energy Co.	460,000	19,324,600
Occidental Petroleum Corp.	462,900	37,656,915
OPTI Canada, Inc. (a)	2,500,000	4,830,343
Petrohawk Energy Corp. (a)	150,000	3,598,500
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	138,800	5,883,732
sponsored ADR	25,000	1,192,000
Range Resources Corp.	100,000	4,985,000
Southern Union Co.	511,800	11,617,860
Southwestern Energy Co. (a)	370,000	17,834,000
Suncor Energy, Inc.	102,400	3,626,616
XTO Energy, Inc.	326,300	15,182,739
		249,937,984
TOTAL ENERGY		398,656,904

	Shares	Value
FINANCIALS - 18.3%
Capital Markets - 4.2%
AllianceBernstein Holding LP	75,000	$ 2,107,500
Bank of New York Mellon Corp.	150,000	4,195,500
Broadpoint Gleacher Securities Group, Inc. (a)	198,700	886,202
Evercore Partners, Inc. Class A	80,800	2,456,320
Germany1 Acquisition Ltd. (a)	1,333,300	17,561,134
Germany1 Acquisition Ltd. warrants 9/1/12 (a)	1,105,000	1,581,973
GLG Partners, Inc. (a)(c)	10,309,262	33,195,824
GLG Partners, Inc. warrants 12/28/11 (a)	4,170,200	708,934
Goldman Sachs Group, Inc.	56,300	9,505,692
Janus Capital Group, Inc.	589,077	7,923,086
Jefferies Group, Inc. (a)	400,000	9,492,000
Morgan Stanley	1,635,485	48,410,356
UBS AG:
(For. Reg.) (a)	209,710	3,262,497
(NY Shares) (a)	100,000	1,551,000
		142,838,018
Commercial Banks - 3.2%
BB&T Corp.	95,700	2,427,909
East West Bancorp, Inc. (a)(g)	152,061	2,162,307
HDFC Bank Ltd.	84,785	3,109,788
Huntington Bancshares, Inc.	347,600	1,268,740
KeyCorp	390,000	2,164,500
PNC Financial Services Group, Inc.	317,400	16,755,546
Regions Financial Corp.	319,600	1,690,684
SVB Financial Group (a)	100,000	4,169,000
U.S. Bancorp, Delaware	287,000	6,460,370
Wells Fargo & Co.	2,428,350	65,541,167
Wilmington Trust Corp., Delaware	300,000	3,702,000
		109,452,011
Consumer Finance - 0.5%
American Express Co.	200,000	8,104,000
Capital One Financial Corp.	200,000	7,668,000
		15,772,000
Diversified Financial Services - 4.2%
Bank of America Corp.	1,595,800	24,032,748
Citigroup, Inc.	10,000,000	33,100,000
JPMorgan Chase & Co.	1,750,900	72,960,003
NBH Holdings Corp. Class A (a)(e)	146,800	2,972,700
PICO Holdings, Inc. (a)	313,989	10,276,860
		143,342,311
Insurance - 3.4%
ACE Ltd.	142,000	7,156,800
Aspen Insurance Holdings Ltd.	319,300	8,126,185
Berkshire Hathaway, Inc. Class A (a)	66	6,547,200
Genworth Financial, Inc. Class A (a)	1,000,000	11,350,000
Lincoln National Corp.	383,400	9,538,992
Loews Corp.	459,700	16,710,095
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Max Capital Group Ltd.	191,736	$ 4,275,713
Pearl Group Ltd. (a)	3,198,947	34,073,507
Pearl Group Ltd. warrants 9/3/14 (a)	2,062,500	3,994,299
Platinum Underwriters Holdings Ltd.	148,167	5,673,314
Protective Life Corp.	146,200	2,419,610
The Chubb Corp.	47,400	2,331,132
Unum Group	73,300	1,430,816
		113,627,663
Real Estate Investment Trusts - 0.7%
CBL & Associates Properties, Inc. (c)	1,344,258	12,998,975
Sunstone Hotel Investors, Inc.	245,000	2,175,600
Vornado Realty Trust	100,362	7,019,318
		22,193,893
Real Estate Management & Development - 2.1%
Brookfield Asset Management, Inc. Class A	160,000	3,561,985
CB Richard Ellis Group, Inc. Class A (a)	957,400	12,991,918
Hang Lung Properties Ltd.	3,520,000	13,799,102
Housing Development and Infrastructure Ltd. (a)	100,000	777,526
Iguatemi Empresa de Shopping Centers SA	344,300	6,419,822
Indiabulls Real Estate Ltd. (a)	1,000,000	4,906,270
Jones Lang LaSalle, Inc.	250,300	15,118,120
The St. Joe Co. (a)(c)	450,000	13,000,500
		70,575,243
TOTAL FINANCIALS		617,801,139
HEALTH CARE - 8.9%
Biotechnology - 0.3%
Alexion Pharmaceuticals, Inc. (a)	57,556	2,809,884
Allos Therapeutics, Inc. (a)	184,400	1,211,508
Genzyme Corp. (a)	35,000	1,715,350
ImmunoGen, Inc. (a)	99,600	782,856
Micromet, Inc. (a)	322,892	2,150,461
		8,670,059
Health Care Equipment & Supplies - 2.4%
Beckman Coulter, Inc.	151,500	9,914,160
Boston Scientific Corp. (a)	500,000	4,500,000
C. R. Bard, Inc.	65,000	5,063,500
Cooper Companies, Inc.	200,000	7,624,000
Covidien PLC	677,500	32,445,475
Hospira, Inc. (a)	155,000	7,905,000
Mindray Medical International Ltd. sponsored ADR (c)	370,000	12,550,400
		80,002,535
Health Care Providers & Services - 3.9%
AmerisourceBergen Corp.	200,000	5,214,000
Brookdale Senior Living, Inc. (a)	880,800	16,021,752

	Shares	Value
Emergency Medical Services Corp. Class A (a)	113,400	$ 6,140,610
Express Scripts, Inc. (a)	302,036	26,111,012
Futuremed Healthcare Income Fund	505,520	4,667,153
Hanger Orthopedic Group, Inc. (a)(d)	1,815,064	25,102,335
Henry Schein, Inc. (a)	50,000	2,630,000
Humana, Inc. (a)	50,000	2,194,500
McKesson Corp.	105,000	6,562,500
Medco Health Solutions, Inc. (a)	416,400	26,612,124
Sinopharm Group Co. Ltd. Class H	38,000	133,534
UnitedHealth Group, Inc.	250,000	7,620,000
WellPoint, Inc. (a)	70,000	4,080,300
		133,089,820
Health Care Technology - 0.4%
Cerner Corp. (a)	162,000	13,355,280
Life Sciences Tools & Services - 0.0%
Life Technologies Corp. (a)	20,000	1,044,600
Pharmaceuticals - 1.9%
Allergan, Inc.	375,000	23,628,750
King Pharmaceuticals, Inc. (a)	771,138	9,461,863
Mylan, Inc. (a)	200,000	3,686,000
Sanofi-Aventis sponsored ADR	500,000	19,635,000
Shire PLC sponsored ADR	60,000	3,522,000
Watson Pharmaceuticals, Inc. (a)	100,000	3,961,000
		63,894,613
TOTAL HEALTH CARE		300,056,907
INDUSTRIALS - 6.0%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	573,867	22,495,586
Precision Castparts Corp.	7,000	772,450
Raytheon Co.	41,937	2,160,594
United Technologies Corp.	370,000	25,681,700
		51,110,330
Air Freight & Logistics - 0.0%
Dynamex, Inc. (a)	100,000	1,810,000
Airlines - 0.0%
Hawaiian Holdings, Inc. (a)	200,000	1,400,000
Building Products - 0.1%
Owens Corning (a)	87,700	2,248,628
Commercial Services & Supplies - 0.4%
United Stationers, Inc. (a)	230,700	13,115,295
Construction & Engineering - 0.1%
Orion Marine Group, Inc. (a)	179,300	3,776,058
Electrical Equipment - 0.3%
Deswell Industries, Inc.	100,000	404,000
Regal-Beloit Corp.	172,667	8,968,324
		9,372,324
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	310,000	$ 10,620,600
Textron, Inc.	259,000	4,871,790
		15,492,390
Machinery - 0.7%
Commercial Vehicle Group, Inc. (a)	599,869	3,593,215
Ingersoll-Rand Co. Ltd.	200,000	7,148,000
Navistar International Corp. (a)	56,000	2,164,400
Oshkosh Co.	268,700	9,949,961
		22,855,576
Professional Services - 0.1%
Manpower, Inc.	80,000	4,366,400
Road & Rail - 2.1%
Avis Budget Group, Inc. (a)(c)	760,000	9,971,200
CSX Corp.	320,000	15,516,800
Norfolk Southern Corp.	534,200	28,002,764
Union Pacific Corp.	285,000	18,211,500
		71,702,264
Trading Companies & Distributors - 0.2%
Interline Brands, Inc. (a)	335,008	5,785,588
TOTAL INDUSTRIALS		203,034,853
INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 1.4%
Cisco Systems, Inc. (a)	1,623,300	38,861,802
DragonWave, Inc. (a)	258,600	2,958,523
Research In Motion Ltd. (a)	100,000	6,754,001
		48,574,326
Computers & Peripherals - 7.3%
Apple, Inc. (a)	509,000	107,327,743
Dell, Inc. (a)	1,575,400	22,622,744
Hewlett-Packard Co.	1,260,500	64,928,355
International Business Machines Corp.	56,400	7,382,760
NetApp, Inc. (a)	150,000	5,158,500
Seagate Technology	600,000	10,914,000
Western Digital Corp. (a)	605,000	26,710,750
		245,044,852
Electronic Equipment & Components - 0.9%
Celestica, Inc. (sub. vtg.) (a)	885,000	8,389,664
Corning, Inc.	300,000	5,793,000
FLIR Systems, Inc. (a)	320,000	10,470,400
Jabil Circuit, Inc.	100,000	1,737,000
SYNNEX Corp. (a)	162,900	4,994,514
		31,384,578
Internet Software & Services - 4.8%
Baidu.com, Inc. sponsored ADR (a)	52,800	21,712,944
Google, Inc. Class A (a)	91,600	56,790,168
NetEase.com, Inc. sponsored ADR (a)(c)	590,000	22,189,900
Open Text Corp. (a)	470,000	19,105,982

	Shares	Value
Sina Corp. (a)	250,000	$ 11,295,000
Sohu.com, Inc. (a)	210,500	12,057,440
Tencent Holdings Ltd.	830,000	17,950,312
		161,101,746
IT Services - 1.6%
Alliance Data Systems Corp. (a)(c)	295,750	19,102,493
Computer Sciences Corp. (a)	146,200	8,410,886
Fidelity National Information Services, Inc.	470,000	11,016,800
Hewitt Associates, Inc. Class A (a)	390,000	16,481,400
		55,011,579
Semiconductors & Semiconductor Equipment - 1.5%
Aixtron AG	22,500	756,985
Applied Materials, Inc.	632,503	8,817,092
ASML Holding NV (NY Shares)	331,500	11,300,835
Cypress Semiconductor Corp. (a)	272,000	2,872,320
Intel Corp.	351,400	7,168,560
KLA-Tencor Corp.	100,000	3,616,000
MEMC Electronic Materials, Inc. (a)	295,800	4,028,796
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	410,500	4,696,120
Ultratech, Inc. (a)	433,241	6,437,961
		49,694,669
Software - 2.4%
BMC Software, Inc. (a)	335,000	13,433,500
Changyou.com Ltd. (A Shares) ADR	6,100	202,581
Citrix Systems, Inc. (a)	560,000	23,301,600
Longtop Financial Technologies Ltd. ADR (a)	53,600	1,984,272
Microsoft Corp.	622,000	18,964,780
Shanda Games Ltd. sponsored ADR	15,000	152,850
Shanda Interactive Entertainment Ltd. sponsored ADR (a)(c)	89,000	4,682,290
Solera Holdings, Inc.	220,000	7,922,200
Sybase, Inc. (a)	194,200	8,428,280
Taleo Corp. Class A (a)	114,200	2,685,984
		81,758,337
TOTAL INFORMATION TECHNOLOGY		672,570,087
MATERIALS - 11.1%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	45,000	3,647,700
Celanese Corp. Class A	150,998	4,847,036
Dow Chemical Co.	920,000	25,419,600
Neo Material Technologies, Inc. (a)	3,330,600	14,455,371
The Mosaic Co.	295,693	17,661,743
		66,031,450
Containers & Packaging - 0.3%
Owens-Illinois, Inc. (a)	220,000	7,231,400
Rock-Tenn Co. Class A	50,000	2,520,500
		9,751,900
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 8.7%
Agnico-Eagle Mines Ltd. (Canada)	667,200	$ 36,146,218
Alcoa, Inc.	470,000	7,576,400
AngloGold Ashanti Ltd. sponsored ADR	351,300	14,115,234
ArcelorMittal SA (NY Shares) Class A (c)	390,000	17,842,500
Barrick Gold Corp.	917,000	36,185,999
BHP Billiton PLC	600,000	19,345,315
Carpenter Technology Corp.	418,200	11,270,490
Freeport-McMoRan Copper & Gold, Inc.	370,000	29,707,300
Kinross Gold Corp.	144,800	2,669,563
Newcrest Mining Ltd.	847,050	26,881,278
Newmont Mining Corp.	533,400	25,235,154
Nucor Corp.	76,500	3,568,725
Randgold Resources Ltd. sponsored ADR	196,300	15,531,256
Sherritt International Corp. (c)	1,500,000	9,379,908
Silver Standard Resources, Inc. (a)	539,900	11,807,615
Tata Steel Ltd.	2,070,000	27,550,937
		294,813,892
Paper & Forest Products - 0.1%
Acadian Timber Income Fund	610,800	3,691,600
TOTAL MATERIALS		374,288,842
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.1%
Global Crossing Ltd. (a)	106,861	1,522,769
Iliad Group SA	201,504	24,094,117
Qwest Communications International, Inc.	2,203,000	9,274,630
Verizon Communications, Inc.	100,000	3,313,000
		38,204,516
Wireless Telecommunication Services - 0.6%
MTN Group Ltd.	650,000	10,342,105
Sprint Nextel Corp. (a)	2,587,000	9,468,420
		19,810,525
TOTAL TELECOMMUNICATION SERVICES		58,015,041
UTILITIES - 1.1%
Independent Power Producers & Energy Traders - 0.3%
AES Corp.	550,000	7,320,500
Calpine Corp. (a)	100,000	1,100,000
Indiabulls Power Ltd.	268,955	201,673
		8,622,173
Multi-Utilities - 0.8%
CMS Energy Corp.	319,422	5,002,149

	Shares	Value
Public Service Enterprise Group, Inc.	489,400	$ 16,272,550
Sempra Energy	125,000	6,997,500
		28,272,199
TOTAL UTILITIES		36,894,372
TOTAL COMMON STOCKS (Cost $2,909,293,311)		3,328,899,801
Convertible Preferred Stocks - 0.6%

FINANCIALS - 0.6%
Commercial Banks - 0.1%
East West Bancorp, Inc. Series C (a)(g)	2,625	4,037,389
Diversified Financial Services - 0.5%
Bank of America Corp.	1,200,000	17,904,000
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $20,625,000)		21,941,389
Convertible Bonds - 0.1%
Principal Amount
FINANCIALS - 0.1%
Capital Markets - 0.1%
GLG Partners, Inc. 5% 5/15/14 (e) (Cost $1,750,000)	$ 1,750,000	1,861,125
Money Market Funds - 3.2%
	Shares
Fidelity Cash Central Fund, 0.16% (f)	11,484,217	11,484,217
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(f)	97,408,025	97,408,025
TOTAL MONEY MARKET FUNDS (Cost $108,892,242)		108,892,242
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $3,040,560,553)	3,461,594,557
NET OTHER ASSETS - (2.5)%	(85,025,052)
NET ASSETS - 100%	$ 3,376,569,505
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,586,306 or 0.6% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,199,697 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
East West Bancorp, Inc.	11/6/09	$ 1,374,631
East West Bancorp, Inc. Series C	11/6/09	$ 2,625,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,034
Fidelity Securities Lending Cash Central Fund	144,266
Total	$ 147,300
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Hanger Orthopedic Group, Inc.	$ 25,174,938	$ -	$ -	$ -	$ 25,102,335
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 412,907,846	$ 370,916,485	$ 41,991,361	$ -
Consumer Staples	254,673,810	253,112,226	1,561,584	-
Energy	398,656,904	398,656,904	-	-
Financials	639,742,528	613,508,533	23,261,295	2,972,700
Health Care	300,056,907	299,923,373	133,534	-
Industrials	203,034,853	203,034,853	-	-
Information Technology	672,570,087	654,619,775	17,950,312	-
Materials	374,288,842	374,288,842	-	-
Telecommunication Services	58,015,041	58,015,041	-	-
Utilities	36,894,372	36,894,372	-	-
Corporate Bonds	1,861,125	-	1,861,125	-
Money Market Funds	108,892,242	108,892,242	-	-
Total Investments in Securities	$ 3,461,594,557	$ 3,371,862,646	$ 86,759,211	$ 2,972,700
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	36,700
Cost of Purchases	2,936,000
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 2,972,700
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2009	$ 36,700

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $3,085,957,138. Net unrealized appreciation aggregated $375,637,419, of which $596,344,686 related to appreciated investment securities and $220,707,267 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios' (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 1, 2010